UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31, 2013

Date of reporting period:	October 31, 2013

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional
Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Annual Report

October 31, 2013

2013 Annual Report

October 31, 2013

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Investment Advisory Agreement Approval	6
Investment Overviews & Portfolios of Investments:
Money Market Portfolio	9
Prime Portfolio	15
Government Portfolio	22
Government Securities Portfolio	28
Treasury Portfolio	31
Treasury Securities Portfolio	35
Tax-Exempt Portfolio	38
Statements of Assets and Liabilities	43
Statements of Operations	47
Statements of Changes in Net Assets	49
Financial Highlights	58
Notes to Financial Statements	73
Report of Independent Registered Public Accounting Firm	80
Federal Income Tax Information	81
U.S. Privacy Policy	82
Trustee and Officer Information	85

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2013 Annual Report

October 31, 2013

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Annual Report for the period ended October 31, 2013. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Kevin Klingert
President and Principal Executive Officer

November 2013

2013 Annual Report

October 31, 2013

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2013, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.06%	0.06%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.00%§	0.00%§	–0.05%	–0.05%	–0.10%	–0.10%	–0.15%	–0.15%	–0.25%	–0.25%	–0.50%	–0.50%	–0.15%	–0.15%
Prime	0.00%§	0.00%§	–0.05%	–0.05%	–0.10%	–0.10%	–0.15%	–0.15%	–0.25%	–0.25%	–0.50%	–0.50%	–0.15%	–0.15%
Government	–0.13%	–0.13%	–0.18%	–0.18%	–0.23%	–0.23%	–0.28%	–0.28%	–0.38%	–0.38%	–0.63%	–0.63%	–0.28%	–0.28%
Government Securities	–0.54%	–0.54%	–0.59%	–0.59%	–0.64%	–0.64%	–0.69%	–0.69%	–0.79%	–0.79%	–1.04%	–1.03%	–0.69%	–0.69%
Treasury	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.31%	–0.31%	–0.41%	–0.41%	–0.66%	–0.66%	–0.31%	–0.31%
Treasury Securities	–0.15%	–0.15%	–0.20%	–0.20%	–0.25%	–0.25%	–0.30%	–0.30%	–0.40%	–0.40%	–0.65%	–0.65%	–0.30%	–0.30%
Tax-Exempt	–0.26%	–0.26%	–0.31%	–0.31%	–0.36%	–0.36%	–0.41%	–0.41%	–0.51%	–0.51%	–0.76%	–0.76%	–0.41%	–0.41%

§  Amount is less than 0.005%.

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2013 Annual Report

October 31, 2013

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2013 Annual Report

October 31, 2013

Expense Examples (unaudited) (cont'd)

Portfolio	Beginning Account Value 5/1/13	Actual Ending Account Value 10/31/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,000.38	$1,024.40	$0.81	$0.82	0.16%
Money Market Portfolio Institutional Select Class	1,000.00	1,000.13	1,024.15	1.06	1.07	0.21
Money Market Portfolio Investor Class	1,000.00	1,000.05	1,024.10	1.11	1.12	0.22
Money Market Portfolio Administrative Class	1,000.00	1,000.05	1,024.10	1.11	1.12	0.22
Money Market Portfolio Advisory Class	1,000.00	1,000.05	1,024.05	1.16	1.17	0.23
Money Market Portfolio Participant Class	1,000.00	1,000.05	1,024.10	1.11	1.12	0.22
Money Market Portfolio Cash Management Class	1,000.00	1,000.05	1,024.05	1.16	1.17	0.23
Prime Portfolio Institutional Class	1,000.00	1,000.33	1,024.40	0.81	0.82	0.16
Prime Portfolio Institutional Select Class	1,000.00	1,000.09	1,024.15	1.06	1.07	0.21
Prime Portfolio Investor Class	1,000.00	1,000.05	1,024.10	1.11	1.12	0.22
Prime Portfolio Administrative Class	1,000.00	1,000.05	1,024.15	1.06	1.07	0.21
Prime Portfolio Advisory Class	1,000.00	1,000.05	1,024.15	1.06	1.07	0.21
Prime Portfolio Participant Class	1,000.00	1,000.05	1,024.10	1.11	1.12	0.22
Prime Portfolio Cash Management Class	1,000.00	1,000.05	1,024.10	1.11	1.12	0.22
Government Portfolio Institutional Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Portfolio Institutional Select Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Portfolio Investor Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Portfolio Administrative Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Portfolio Advisory Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Portfolio Participant Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Portfolio Cash Management Class	1,000.00	1,000.22	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Investor Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Administrative Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Government Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.95	0.25	0.26	0.05
Treasury Portfolio Institutional Class	1,000.00	1,000.15	1,025.00	0.20	0.20	0.04
Treasury Portfolio Institutional Select Class	1,000.00	1,000.15	1,025.00	0.20	0.20	0.04
Treasury Portfolio Investor Class	1,000.00	1,000.15	1,025.00	0.20	0.20	0.04
Treasury Portfolio Administrative Class	1,000.00	1,000.14	1,025.00	0.20	0.20	0.04
Treasury Portfolio Advisory Class	1,000.00	1,000.15	1,025.00	0.20	0.20	0.04
Treasury Portfolio Participant Class	1,000.00	1,000.15	1,025.00	0.20	0.20	0.04
Treasury Portfolio Cash Management Class	1,000.00	1,000.15	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Investor Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Participant Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,025.00	0.20	0.20	0.04
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.05	1,024.60	0.60	0.61	0.12

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the most recent one-half year period).

**  Annualized.

2013 Annual Report

October 31, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performances of the Money Market, Prime, Government and Treasury Portfolios were better than the peer group averages for the one-, three- and five-year periods.

With respect to the Government Securities Portfolio, the Board noted that the performance was equal to its peer group average for the one- and three-year periods but below its peer group average for the period since March 2008, the month of the Portfolio's inception.

With respect to the Treasury Securities Portfolio, the Board noted that the performance was equal to its peer group average for the one- and three-year periods and the period since October 2008, the month of the Portfolio's inception.

With respect to the Tax-Exempt Portfolio, the Board noted that the performance was equal to its peer group average for the one-year period and better than its peer group average for the three- and five-year periods.

Performance Conclusions

With respect to the all of the Portfolios (except the Government Securities Portfolio), after discussion, the Board concluded that performance was competitive with the peer group averages.

With respect to the Government Securities Portfolio, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios. When a portfolio's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

2013 Annual Report

October 31, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

The Board noted that the management fees and total expense ratios for Money Market, Prime Government Securities and Tax-Exempt Portfolios were lower than the peer group averages.

With respect to the Government Portfolio, the Board noted that the management fee was higher but close to its peer group average and the total expense ratio was lower than its peer group average.

With respect to the Treasury Portfolio, the Board noted that the management fee and total expense ratio were higher than its peer group average.

With respect to the Treasury Securities Portfolio, the Board noted that the management fee was equal to its peer group average and the total expense ratio was lower than its peer group average.

Fee and Expense Conclusion

With respect to all of the Portfolios (except the Treasury Portfolio), after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

With respect to the Treasury Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios do not include breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

2013 Annual Report

October 31, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.10%. For the seven-day period ended October 31, 2013, the Portfolio's Institutional Share Class provided an annualized current yield of 0.06% (subsidized) and 0.00% (non-subsidized), while its 30-day moving average annualized yield was 0.07% (subsidized) and 0.00% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  Overall economic growth in the U.S. was moderate during the 12-month reporting period. Gross domestic product (GDP) growth averaged 1.6 percent, by our calculations, over the past four calendar quarters (ended September 30, 2013), but the economy posted significant gains in the most recent two quarters.(1) The second quarter growth rate was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and the third quarter growth rate was 2.8 percent, higher than market expectations of 2 percent. This put average growth for 2013 so far on a firmer footing of 2.1 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year. However, this impact is likely to diminish as the year progresses.

•  Average monthly job gains strengthened in the fourth quarter of 2012 and into the first quarter 2013.(2) Average job growth in the second quarter wasn't quite as robust, at 182,000. Third quarter average monthly job gains fell to 163,000 but October job gains came in at 204,000, higher than market expectations. That said, October data may be called into question as survey periods were compromised and missing data were estimated because of the government shutdown. Notwithstanding, the unemployment rate gradually declined over much of the period, from 7.8 percent in September 2012 to 7.3 percent in October 2013. However, the rate itself still is elevated and will continue to be a focus of Federal Reserve (Fed) policy, although it is creeping closer to the 7.0 percent threshold that the Fed has established for ending its latest quantitative easing (QE) program.

•  Market sentiment focused on several regulatory developments during the period. The first was the possible expiration of Federal Deposit Insurance Corporation (FDIC)-insured, non-interest bearing transaction accounts (TAG) at the end of 2012. Ultimately, Congress did not act to extend the program and FDIC insurance for these accounts expired on December 31, 2012, leaving account holders with direct bank risk as opposed to FDIC (government) risk. While TAG account holders faced many factors that influenced their decision whether to hold bank credit risk or not, market data suggests that a large portion of the accounts remained uninsured post TAG expiration.

•  The market's other regulatory concern during the period centered on the Fed's unconventional stimulus programs, "Operation Twist" and its third round of QE. As expected, the Twist program ended in December 2012 and was replaced/supplemented by additional purchases of $45 billion per month of Treasury securities on top of its previously announced $40 billion per month of mortgage-backed securities purchases. Also at its December meeting, the Federal Open Market Committee (FOMC) changed from calendar-based guidance to economic data guidance, dropping the pledge to keep the target fed funds rate exceptionally low until mid-2015 and replacing it with data-based triggers. Namely, the Fed plans to keep rates exceptionally low as long as the unemployment rate is above 6.5 percent and inflation remains below 2.5 percent.

•  The January 2013 FOMC meeting minutes proved to be somewhat "hawkish" (a more aggressive stance about inflation and interest rates), focusing on balance sheet expansion and the need to be prepared to alter the size of the Fed's monthly QE purchases, possibly with a tapering approach. However, in his semi-annual testimony to Congress,

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Money Market Portfolio

Chairman Bernanke had a more "dovish" tone (favoring a slower approach toward inflation and interest rates) and reiterated his commitment to QE until substantial labor market improvements are seen. In June, long-term interest rates rose sharply following comments from Chairman Bernanke indicating the Fed may start to scale back the QE program this year and end it in mid-2014 if the Fed is confident economic gains can be sustained.

•  In September, the FOMC did not reduce its asset purchase program, much to the markets' surprise, stating that it would await more evidence of sustained economic progress before adjusting from the current pace of $85 billion per month and that all decisions will be data dependent. The Fed is now likely to push back the timing of tapering due to the aforementioned government shutdown, the subsequent delayed economic data, and the shaken market confidence. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place. With the nomination of Janet Yellen as the next Fed chair, dovish policy is likely to continue.

•  Another significant event for the Treasury markets was the federal budget and debt ceiling debate. In early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal spending negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, it was really the threat of breaching the debt ceiling that represented the major concern. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. We did not have any holdings of U.S. Treasury obligations in this portfolio. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord provides funding for the federal government until January 15, 2014 and suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014. Following the end of the impasse, the elevated Treasury levels reverted to their pre-crisis, near-zero levels.

•  The Federal Reserve Bank of New York's (FRBNY) fixed-rate, full-allotment reverse repurchase agreement facility, which began in late September, continued to aid money market investors. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis. The initial rate for these loans was set at 0.01 percent, but as of November 1, the rate increased to 0.03 percent. It will help set somewhat of a floor on short rates while significantly increasing the supply of high quality, short-term securities available in the market.

Management Strategies

•  As of October 31, 2013, the Portfolio had net assets of approximately $2.5 billion. The Portfolio's WAM and WAL were 24 days and 59 days, respectively.

•  We remain quite comfortable in our conservative approach to managing this Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

(1)  GDP data cited are from the Bureau of Economic Analysis, unless otherwise noted.

(2)  Employment data cited are from the Bureau of Labor Statistics; quarterly job growth averages are calculated by the management team.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	42.6%
Tax-Exempt Instruments	17.0
Commercial Paper	11.6
Certificates of Deposit	10.1
Extendible Floating Rate Notes	9.0
Floating Rate Notes	7.4
Other*	2.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

2013 Annual Report

October 31, 2013

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (10.1%)
International Banks (10.1%)
Bank of Montreal
0.19%, 11/12/13	$28,000	$28,000
BNP Paribas
0.32%, 5/1/14	5,000	5,000
Credit Industriel et Commercial
0.22%, 12/11/13	40,000	40,000
Credit Suisse NY,
0.24%, 1/17/14	5,000	5,000
0.33%, 12/30/13	28,000	28,000
Deutsche Bank AG
0.37%, 11/26/13	25,250	25,250
Mizuho Bank Ltd.
0.22%, 1/3/14	22,000	22,000
Rabobank Nederland NY
0.24%, 5/1/14	25,000	25,000
Skandinaviska Enskilda Banken AB
0.30%, 11/7/13	26,000	26,000
Sumitomo Mitsui Banking Corp.
0.21%, 12/9/13	30,000	30,000
Svenska Handelsbanken AB
0.22%, 11/22/13	20,300	20,300
Total Certificates of Deposit (Cost $254,550)		254,550
Commercial Paper (a) (11.6%)
Automobiles (2.7%)
Toyota Motor Credit Corp.,
0.23%, 1/14/14	50,000	49,976
0.27%, 1/2/14 - 1/6/14	19,000	18,991
		68,967
International Banks (8.9%)
Deutsche Bank Financial LLC
0.32%, 11/26/13	11,000	10,998
Oversea Chinese Banking Corporation,
0.18%, 1/6/14	19,250	19,244
0.19%, 11/6/13	12,800	12,800
Skandinaviska Enskilda Banken AB
0.31%, 11/1/13 (b)	58,700	58,700
Sumitomo Mitsui Banking Corp.
0.22%, 12/10/13	53,000	52,987
Swedbank AB,
0.24%, 11/21/13 - 11/29/13	9,200	9,198
0.26%, 12/17/13 - 12/19/13	28,700	28,689
United Overseas Bank Ltd.,
0.22%, 2/25/14 (b)	17,500	17,488
0.27%, 1/6/14 (b)	15,000	14,993
		225,097
Total Commercial Paper (Cost $294,064)		294,064
Corporate Bond (0.8%)
International Banks (0.8%)
Credit Suisse 2.20%, 1/14/14 (Cost $19,316)	19,244	19,316
	Face Amount (000)	Value (000)
Extendible Floating Rate Notes (9.0%)
Domestic Banks (4.1%)
JP Morgan Chase Bank NA (Extendible Maturity Date 11/7/14) 0.34%, 3/7/19	$25,000	$25,000
Wells Fargo Bank NA, (Extendible Maturity Date 11/14/14) 0.30%, 7/15/19	26,500	26,500
(Extendible Maturity Date 11/20/14) 0.31%, 3/20/19	51,000	51,000
		102,500
International Banks (4.9%)
Bank of Nova Scotia (Extendible Maturity Date 11/28/14) 0.30%, 1/31/19	33,000	33,000
Royal Bank of Canada (Extendible Maturity Date 10/31/14) 0.30%, 4/1/19	55,000	54,997
Svenska Handelsbanken AB (Extendible Maturity Date 4/14/14) 0.26%, 5/13/16 (b)	36,700	36,700
		124,697
Total Extendible Floating Rate Notes (Cost $227,197)		227,197
Floating Rate Notes (7.4%)
International Banks (7.4%)
ASB Finance Ltd.
0.27%, 1/3/14 (b)	23,000	23,000
BNZ International Funding Ltd.,
0.28%, 12/6/13	13,500	13,500
0.28%, 12/9/13 (b)	12,400	12,400
Credit Suisse NY
0.27%, 1/29/14	47,000	47,000
DBS Bank Ltd.
0.26%, 9/30/14 (b)	12,000	11,999
HSBC Bank PLC
0.24%, 4/10/14	15,000	15,000
Rabobank Nederland NY,
0.26%, 3/24/14	40,000	40,000
0.32%, 11/28/14	25,000	25,000
Total Floating Rate Notes (Cost $187,899)		187,899
Repurchase Agreements (42.6%)
ABN Amro Securities LLC, (0.16%, dated 10/31/13, due 11/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 1.35% - 9.15% due 6/17/15 - 2/1/23 and U.S. Government Agencies, 1.13% - 5.00% due 6/27/14 - 6/15/39; valued at $10,445)	10,000	10,000
ABN Amro Securities LLC, (0.26%, dated 10/31/13, due 11/1/13; proceeds $15,000; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Bank of Montreal, (0.16%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 1.10% - 2.60% due 7/2/15 - 10/25/17, a U.S. Government Agency, 4.00% due 11/01/41 and various U.S Government Obligations, 0.88% - 2.75% due 4/30/17 - 4/30/19; valued at $5,210)	$5,000	$5,000
Barclays Capital, Inc., (0.64%, dated 9/20/13, due 9/15/14; proceeds $35,224; fully collateralized by various Common Stocks, Convertible Bonds, 0.88% - 3.25% due 11/15/13 - 12/15/35, Convertible Preferred Stocks and a Preferred Stock; valued at $37,264) (Demand 11/1/13)	35,000	35,000
BNP Paribas Securities Corp., (0.08%, dated 10/7/13, due 12/6/13; proceeds $10,001; fully collateralized by by various U.S. Government Agencies, 1.75% - 4.50% due 9/20/13 - 10/20/43; valued at $10,300) (Demand 11/7/13)	10,000	10,000
BNP Paribas Securities Corp., (0.08%, dated 7/19/13, due 11/15/13; proceeds $30,008; fully collateralized by various U.S. Government Agencies, 1.75% - 4.50% due 7/20/24 - 10/20/43; valued at $30,900) (Demand 11/7/13)	30,000	30,000
BNP Paribas Securities Corp., (0.10%, dated 10/31/13, due 11/1/13; proceeds $225,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 2/1/41 - 7/3/43; valued at $231,750)	225,000	225,000
BNP Paribas Securities Corp., (0.21%, dated 10/31/13, due 11/1/13; proceeds $105,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $110,251)	105,000	105,000
Credit Agricole Corp., (0.10%, dated 10/31/13, due 11/1/13; proceeds $200,001; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 12/1/26 - 2/1/42; valued at $206,000)	200,000	200,000
Deutsche Bank Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $10,000; fully collateralized by a U.S. Government Obligation, 0.25% due 9/30/15; valued at $10,200)	10,000	10,000
Deutsche Bank Securities, Inc., (0.12%, dated 10/31/13, due 11/1/13; proceeds $21,400; fully collateralized by various U.S. Government Agencies, 3.29% - 4.50% due 8/1/41 - 2/1/42; valued at $22,040)	21,400	21,400
Deutsche Bank Securities, Inc., (0.19%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Deutsche Bank Securities, Inc., (0.26%, dated 10/30/13, due 11/20/13; proceeds $20,003; fully collateralized by various Common Stocks; valued at $21,000) (Demand 11/7/13)	20,000	20,000
	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.41%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 4.50% due 5/15/14 - 9/30/43 and Convertible Preferred Stocks; valued at $5,469)	$5,000	$5,000
Goldman Sachs & Co., (0.10%, dated 10/31/13, due 11/1/13; proceeds $25,000; fully collateralized by various U.S. Government Agencies, 2.21% - 2.39% due 6/1/43 - 7/1/43; valued at $25,749)	25,000	25,000
HSBC Securities USA, Inc., (0.16%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by a Corporate Bond, 6.88% due 2/1/38; valued at $5,143)	5,000	5,000
HSBC Securities USA, Inc., (0.26%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 5.25% - 6.88% due 2/15/21 - 7/15/43; valued at $5,176)	5,000	5,000
ING Financial Markets LLC, (0.17%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 6.15% - 8.50% due 10/1/16 - 6/15/19; valued at $5,169)	5,000	5,000
ING Financial Markets LLC, (0.29%, dated 10/31/13, due 11/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 2.75% - 7.90% due 11/21/14 - 4/29/49; valued at $10,463)	10,000	10,000
ING Financial Markets LLC, (0.42%, dated 10/30/13, due 12/23/13; proceeds $5,003; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $5,131)	5,000	5,000
ING Financial Markets LLC, (0.43%, dated 10/30/13, due 1/7/14; proceeds $5,004; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $5,131) (Demand 11/7/13)	5,000	5,000
ING Financial Markets LLC, (0.45%, dated 8/30/13, due 11/26/13; proceeds $20,022; fully collateralized by various Corporate Bonds, 5.50% - 7.90% due 4/1/20 - 4/29/49; valued at $21,059) (Demand 11/7/13)	20,000	20,000
ING Financial Markets LLC, (0.45%, dated 9/16/13, due 12/16/13; proceeds $10,011; fully collateralized by various Corporate Bonds, 2.75% - 6.46% due 11/21/14 - 12/13/36; valued at $10,320) (Demand 11/7/13)	10,000	10,000
JP Morgan Securities LLC, (0.22%, dated 10/31/13, due 11/1/13; proceeds $10,000; fully collateralized by various Common Stocks; valued at $10,501)	10,000	10,000
JP Morgan Securities LLC, (0.62%, dated 7/17/13, due 1/29/14; proceeds $12,542; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 8/15/18 - 9/15/32; valued at $14,105) (Demand 1/9/14)	12,500	12,500

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (0.68%, dated 3/1/13, due 2/3/14; proceeds $40,257; fully collateralized by various Convertible Bonds, Zero Coupon due 3/15/14 - 2/15/44; valued at $44,852) (Demand 12/2/13)	$40,000	$40,000
Merrill Lynch Pierce Fenner & Smith, (0.49%, dated 4/11/13, due 4/4/14; proceeds $17,585; fully collateralized by by various Common Stocks, Convertible Bonds, 1.00% - 4.50% due 5/15/14 - 9/30/43, Convertible Preferred Stocks and Preferred Stocks; valued at $19,092) (Demand 11/1/13)	17,500	17,500
Mizuho Securities USA, Inc., (0.27%, dated 10/31/13, due 11/1/13; proceeds $90,001; fully collateralized by various Common Stocks; valued at $94,500)	90,000	90,000
RBC Capital Markets LLC, (0.23%, dated 10/8/13, due 12/9/13; proceeds $20,008; fully collateralized by various Corporate Bonds, 0.50% - 8.88% due 12/2/13 - 5/24/43; valued at $21,000) (Demand 11/7/13)	20,000	20,000
RBS Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $50,000; fully collateralized by a U.S. Government Agency, Zero Coupon due 10/20/14; valued at $51,005)	50,000	50,000
RBS Securities, Inc., (0.36%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by a U.S. Government Agency, 4.00% due 10/1/33; valued at $5,136)	5,000	5,000
SG Americas Securities, (0.21%, dated 10/31/13, due 11/1/13; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
SG Americas Securities, (0.30%, dated 10/30/13, due 11/6/13; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
SG Americas Securities, (0.31%, dated 10/31/13, due 11/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 1.38% - 11.50% due 1/15/15 - 5/15/68; valued at $10,597)	10,000	10,000
SG Americas Securities, (0.45%, dated 9/9/13, due 12/13/13; proceeds $5,006; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (0.16%, dated 10/31/13, due 11/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 0.75% - 7.60% due 11/1/15 - 9/15/41; valued at $10,500)	10,000	10,000
Wells Fargo Securities LLC, (0.30%, dated 10/30/13, due 11/6/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 3.30% - 6.50% due 1/31/19 - 4/15/40 (c); valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (0.40%, dated 10/30/13, due 11/6/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 1.00% - 9.13% due 6/1/15 - 2/15/26; valued at $5,264)	5,000	5,000
Total Repurchase Agreements (Cost $1,076,400)		1,076,400
	Face Amount (000)	Value (000)
Tax-Exempt Instruments (17.0%)
Closed-End Investment Company (0.4%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) 0.18%, 5/5/41 (b)	$10,000	$10,000
Municipal Bond (0.6%)
Riverside, CA, Pension Obligation Ser 2013 A BANs (Taxable) 0.65%, 6/1/14	16,940	16,940
Weekly Variable Rate Bonds (16.0%)
California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A 0.07%, 4/1/32	26,100	26,100
Kaiser Permanente Ser 2009 C-1 0.07%, 4/1/46	27,000	27,000
Kaiser Permanente Ser 2009 C-2 0.07%, 4/1/46	17,500	17,500
Kaiser Permanente Ser 2009 C-3 0.07%, 4/1/45	34,900	34,900
Colorado Housing & Finance Authority, Multi-Family Class II 2005 Ser A-3 (AMT) 0.09%, 4/1/40	15,230	15,230
Single Family Mortgage Class I 2003 Ser B-3 (AMT) 0.09%, 11/1/26	11,255	11,255
Fremont, CA, Ser 2010 COPs 0.06%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4 0.07%, 9/1/24	46,550	46,550
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D 0.07%, 2/15/38	11,200	11,200
Maryland Department of Housing & Community Development, Community Development Administration Residential 2004 Ser F (AMT) 0.09%, 9/1/35	20,000	20,000
Community Development Administration Residential 2006 Ser G (AMT) 0.12%, 9/1/40	19,000	19,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC 0.07%, 6/15/41	52,200	52,200
New York City, NY, Fiscal 2010 Subser G-4 0.07%, 3/1/39	23,700	23,700
New York State Housing Finance Agency, Chelsea Apartments 2003 Ser A (AMT) 0.08%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A 0.07%, 5/15/39	17,150	17,150
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian) 0.08%, 10/1/36	26,655	26,655
		403,440
Total Tax-Exempt Instruments (Cost $430,380)		430,380

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Time Deposit (1.6%)
Domestic Bank (1.6%)
State Street Bank & Trust Cayman Islands 0.01%, 11/1/13 (Cost $40,000)	$40,000	$40,000
Total Investments (100.1%) (Cost $2,529,806)		2,529,806
Liabilities in Excess of Other Assets (-0.1%)		(3,738)
Net Assets (100.0%)		$2,526,068

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2013.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

COPs  Certificates of Participation.

VRDP  Variable Rate Demand Preferred.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.09%. For the seven-day period ended October 31, 2013, the Portfolio's Institutional Share Class provided an annualized current yield of 0.05% (subsidized) and 0.00% (non-subsidized), while its 30-day moving average annualized yield was 0.06% (subsidized) and 0.01% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  Overall economic growth in the U.S. was moderate during the 12-month reporting period. Gross domestic product (GDP) growth averaged 1.6 percent, by our calculations, over the past four calendar quarters (ended September 30, 2013), but the economy posted significant gains in the most recent two quarters.(1) The second quarter growth rate was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and the third quarter growth rate was 2.8 percent, higher than market expectations of 2 percent. This put average growth for 2013 so far on a firmer footing of 2.1 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year. However, this impact is likely to diminish as the year progresses.

•  Average monthly job gains strengthened in the fourth quarter of 2012 and into the first quarter 2013.(2) Average job growth in the second quarter wasn't quite as robust, at 182,000. Third quarter average monthly job gains fell to 163,000 but October job gains came in at 204,000, higher than market expectations. That said, October data may be called into question as survey periods were compromised and missing data were estimated because of the government shutdown. Notwithstanding, the unemployment rate gradually declined over much of the period, from 7.8 percent in September 2012 to 7.3 percent in October 2013. However, the rate itself still is elevated and will continue to be a focus of Federal Reserve (Fed) policy, although it is creeping closer to the 7.0 percent threshold that the Fed has established for ending its latest quantitative easing (QE) program.

•  Market sentiment focused on several regulatory developments during the period. The first was the possible expiration of Federal Deposit Insurance Corporation (FDIC)-insured, non-interest bearing transaction accounts (TAG) at the end of 2012. Ultimately, Congress did not act to extend the program and FDIC insurance for these accounts expired on December 31, 2012, leaving account holders with direct bank risk as opposed to FDIC (government) risk. While TAG account holders faced many factors that influenced their decision whether to hold bank credit risk or not, market data suggests that a large portion of the accounts remained uninsured post TAG expiration.

•  The market's other regulatory concern during the period centered on the Fed's unconventional stimulus programs, "Operation Twist" and its third round of QE. As expected, the Twist program ended in December 2012 and was replaced/supplemented by additional purchases of $45 billion per month of Treasury securities on top of its previously announced $40 billion per month of mortgage-backed securities purchases. Also at its December meeting, the Federal Open Market Committee (FOMC) changed from calendar-based guidance to economic data guidance, dropping the pledge to keep the target fed funds rate exceptionally low until mid-2015 and replacing it with data-based triggers. Namely, the Fed plans to keep rates exceptionally low as long as the unemployment rate is above 6.5 percent and inflation remains below 2.5 percent.

•  The January 2013 FOMC meeting minutes proved to be somewhat "hawkish" (a more aggressive stance about inflation and interest rates), focusing on balance sheet expansion and the need to be prepared to alter the size of the Fed's monthly QE purchases, possibly with a tapering approach. However, in his semi-annual testimony to Congress,

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Prime Portfolio

Chairman Bernanke had a more "dovish" tone (favoring a slower approach toward inflation and interest rates) and reiterated his commitment to QE until substantial labor market improvements are seen. In June, long-term interest rates rose sharply following comments from Chairman Bernanke indicating the Fed may start to scale back the QE program this year and end it in mid-2014 if the Fed is confident economic gains can be sustained.

•  In September, the FOMC did not reduce its asset purchase program, much to the markets' surprise, stating that it would await more evidence of sustained economic progress before adjusting from the current pace of $85 billion per month and that all decisions will be data dependent. The Fed is now likely to push back the timing of tapering due to the aforementioned government shutdown, the subsequent delayed economic data, and the shaken market confidence. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place. With the nomination of Janet Yellen as the next Fed chair, dovish policy is likely to continue.

•  Another significant event for the Treasury markets was the federal budget and debt ceiling debate. In early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal spending negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, it was really the threat of breaching the debt ceiling that represented the major concern. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. We did not have any holdings of U.S. Treasury obligations in this portfolio. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord provides funding for the federal government until January 15, 2014 and suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014. Following the end of the impasse, the elevated Treasury levels reverted to their pre-crisis, near-zero levels.

•  The Federal Reserve Bank of New York's (FRBNY) fixed-rate, full-allotment reverse repurchase agreement facility, which began in late September, continued to aid money market investors. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis. The initial rate for these loans was set at 0.01 percent, but as of November 1, the rate increased to 0.03 percent. It will help set somewhat of a floor on short rates while significantly increasing the supply of high quality, short-term securities available in the market.

Management Strategies

•  As of October 31, 2013, the Portfolio had net assets of approximately $25.5 billion. The Portfolio's WAM and WAL were 28 days and 54 days, respectively.

•  We remain quite comfortable in our conservative approach to managing this Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

(1)  GDP data cited are from the Bureau of Economic Analysis, unless otherwise noted.

(2)  Employment data cited are from the Bureau of Labor Statistics; quarterly job growth averages are calculated by the management team.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	41.1%
Certificates of Deposit	26.4
Commercial Paper	12.8
Tax-Exempt Instruments	6.9
Other*	6.6
Extendible Floating Rate Notes	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

2013 Annual Report

October 31, 2013

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (26.7%)
International Banks (26.7%)
Bank of Montreal
0.19%, 11/12/13	$270,000	$270,000
BNP Paribas
0.32%, 5/1/14	275,000	275,000
Credit Industriel et Commercial
0.22%, 12/11/13	460,000	460,000
Credit Suisse NY,
0.24%, 1/17/14	165,500	165,500
0.33%, 12/30/13	325,000	325,000
Deutsche Bank AG
0.37%, 11/26/13	193,750	193,750
Mizuho Bank Ltd.
0.22%, 1/3/14	254,750	254,750
Oversea Chinese Banking Corporation,
0.18%, 1/2/14	100,000	100,000
0.20%, 1/16/14	200,000	200,000
0.21%, 11/8/13 - 2/18/14	475,000	475,000
0.22%, 2/14/14	200,000	200,000
0.25%, 4/21/14	200,000	199,996
Rabobank Nederland NY
0.24%, 5/1/14	400,000	400,000
Skandinaviska Enskilda Banken AB,
0.30%, 11/1/13 - 11/7/13	726,400	726,400
Sumitomo Mitsui Banking Corp.,
0.10%, 11/1/13	228,000	228,000
0.21%, 12/9/13	224,750	224,750
0.22%, 12/10/13	500,000	500,000
Svenska Handelsbanken AB,
0.22%, 11/12/13 - 11/22/13	677,340	677,342
Swedbank AB,
0.09%, 11/4/13 - 11/5/13	488,000	488,000
Toronto Dominion Bank
0.17%, 12/18/13	426,700	426,700
Total Certificates of Deposit (Cost $6,790,188)		6,790,188
Commercial Paper (a) (12.9%)
Automobiles (1.6%)
Toyota Motor Credit Corp.,
0.10%, 1/8/14	250,000	249,896
0.23%, 1/15/14 - 1/16/14	172,100	172,017
		421,913
International Banks (11.3%)
Bank of Nova Scotia
0.21%, 2/3/14	500,000	499,732
Deutsche Bank Financial LLC
0.32%, 11/26/13	109,100	109,077
Mizuho Funding LLC
0.23%, 1/15/14 (b)	268,900	268,774
NRW Bank,
0.08%, 11/4/13	500,000	499,997
0.09%, 11/5/13	290,000	289,997
	Face Amount (000)	Value (000)
Svenska Handelsbanken AB
0.17%, 12/17/13 (b)	$300,000	$299,935
Swedbank AB
0.26%, 12/20/13	200,000	199,929
Toyota Motor Credit Corp.,
0.27%, 1/2/14 - 1/6/14	205,000	204,902
UOB Funding LLC,
0.20%, 12/27/13 - 12/30/13	300,000	299,905
0.22%, 11/15/13	200,000	199,981
		2,872,229
Total Commercial Paper (Cost $3,294,142)		3,294,142
Extendible Floating Rate Notes (6.3%)
Domestic Banks (3.9%)
JP Morgan Chase Bank NA (Extendible Maturity Date 11/7/14) 0.34%, 3/7/19	420,000	420,000
Wells Fargo Bank NA, (Extendible Maturity Date 11/14/14) 0.30%, 7/15/19	219,000	219,000
(Extendible Maturity Date 11/20/14) 0.31%, 3/20/19	352,000	352,000
		991,000
International Banks (2.4%)
Bank of Nova Scotia (Extendible Maturity Date 11/28/14) 0.30%, 1/31/19	237,250	237,250
Royal Bank of Canada (Extendible Maturity Date 10/31/14) 0.30%, 4/1/19	370,000	369,978
		607,228
Total Extendible Floating Rate Notes (Cost $1,598,228)		1,598,228
Floating Rate Notes (4.7%)
International Banks (4.7%)
Bank of Nova Scotia
0.23%, 12/16/13	140,000	140,009
Credit Suisse NY
0.27%, 1/29/14	337,500	337,500
Rabobank Nederland NY,
0.26%, 3/24/14	603,500	603,500
0.32%, 11/28/14	115,000	115,000
Total Floating Rate Notes (Cost $1,196,009)		1,196,009
Repurchase Agreements (41.6%)
ABN Amro Securities LLC, (0.10%, dated 10/31/13, due 11/1/13; proceeds $450,001; fully collateralized by various U.S. Government Agencies; 1.05% - 7.00% due 6/27/14 - 8/1/43; valued at $463,464)	450,000	450,000
ABN Amro Securities LLC, (0.16%, dated 10/31/13, due 11/1/13; proceeds $90,000; fully collateralized by various Corporate Bonds, Zero Coupon - 9.15% due 8/15/14 - 7/15/41, U.S. Government Agencies, 1.13% - 5.00% due 6/27/14 - 6/15/39; valued at $94,398)	90,000	90,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ABN Amro Securities LLC, (0.26%, dated 10/31/13, due 11/1/13; proceeds $160,001; fully collateralized by various Common Stocks; valued at $168,000)	$160,000	$160,000
Bank of Montreal, (0.10%, dated 10/31/13, due 11/1/13; proceeds $75,000; fully collateralized by various U.S. Government Agencies, 3.00% - 6.50% due 10/1/27 - 11/1/42; valued at $77,250)	75,000	75,000
Bank of Montreal, (0.16%, dated 10/31/13, due 11/1/13; proceeds $30,000; fully collateralized by various Corporate Bonds, 0.73% - 8.63% due 4/28/14 - 6/15/29, U.S. Government Agencies, 1.25% - 4.00% due 10/2/19 - 11/1/41 and U.S. Government Obligations, Zero Coupon - 2.13% due 2/13/14 - 5/15/38; valued at $31,249)	30,000	30,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $500,950; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 8/1/25 - 6/1/43; valued at $510,000) (Demand 11/7/13)	500,000	500,000
Bank of Nova Scotia, (0.20%, dated 3/15/13, due 3/10/14; proceeds $275,550; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 2/1/26 - 10/1/43; valued at $283,250) (Demand 11/7/13)	275,000	275,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $100,202; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 2/1/26 - 7/1/43; valued at $103,000) (Demand 11/7/13)	100,000	100,000
Barclays Capital, Inc., (0.64%, dated 9/20/13, due 9/15/14; proceeds $216,376; fully collateralized by various Common Stocks, Convertible Bonds, 0.88% - 5.25% due 9/15/13 - 9/15/35, Convertible Preferred Stocks and Preferred Stocks; valued at $229,014) (Demand 11/1/13)	215,000	215,000
BNP Paribas Securities Corp., (0.05%, dated 9/3/13, due 12/2/13; proceeds $95,012; fully collateralized by various U.S. Government Agencies, 1.63% - 7.00% due 4/1/19 - 10/20/43; valued at $97,850) (Demand 11/7/13)	95,000	95,000
BNP Paribas Securities Corp., (0.08%, dated 10/7/13, due 12/6/13; proceeds $200,027; fully collateralized by various U.S. Government Agencies, 1.72% - 6.00% due 7/1/20 - 10/1/43; valued at $206,000) (Demand 11/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.08%, dated 7/19/13, due 11/15/13; proceeds $175,046; fully collateralized by various U.S. Government Agencies, 2.22% - 7.00% due 7/1/18 - 10/20/43; valued at $180,250) (Demand 11/7/13)	175,000	175,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.10%, dated 10/31/13, due 11/1/13; proceeds $511,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 7/20/42 - 3/20/43; valued at $526,330)	$511,000	$511,000
BNP Paribas Securities Corp., (0.21%, dated 10/31/13, due 11/1/13; proceeds $505,003; fully collateralized by various Common Stocks and Preferred Stocks; valued at $530,253)	505,000	505,000
BNP Paribas Securities Corp., (0.31%, dated 10/31/13, due 11/1/13; proceeds $25,000; fully collateralized by various Convertible Bonds, 1.38% - 5.00% due 4/15/14 - 4/1/42; valued at $28,251)	25,000	25,000
BNP Paribas Securities Corp., (0.45%, dated 10/3/13, due 4/3/14; proceeds $100,228; fully collateralized by various Corporate Bonds, Zero Coupon - 11.50% due 7/15/15 - 3/15/42; valued at $105,871) (Demand 11/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.55%, dated 10/28/13, due 4/25/14; proceeds $50,137; fully collateralized by various Corporate Bonds, 1.75% - 12.63% due 7/15/15 - 9/15/37; valued at $52,979) (Demand 11/7/13)	50,000	50,000
Citibank NA, (0.07%, dated 10/30/13, due 11/6/13; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 11/1/15 - 10/20/43; valued at $103,000)	100,000	100,000
Credit Agricole Corp., (0.10%, dated 10/31/13, due 11/1/13; proceeds $200,001; fully collateralized by various U.S. Government Agencies, 2.50% - 3.50% due 12/1/26 - 10/1/27; valued at $206,000)	200,000	200,000
Credit Suisse Securities USA, (0.13%, dated 10/31/13, due 11/1/13; proceeds $50,000; fully collateralized by a Commercial Paper, Zero Coupon due 11/15/13, and a U.S. Government Agency, 3.00% due 2/1/27; valued at $51,840)	50,000	50,000
Credit Suisse Securities USA, (0.19%, dated 10/31/13, due 11/1/13; proceeds $100,001; fully collateralized by various Common Stocks; valued at $105,010)	100,000	100,000
Deutsche Bank Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $250,001; fully collateralized by various Commercial Paper, Zero Coupon - 0.39% due 12/27/13 - 9/18/14; valued at $262,503)	250,000	250,000
Deutsche Bank Securities, Inc., (0.12%, dated 10/31/13, due 11/1/13; proceeds $65,700; fully collateralized by a U.S. Government Agency, 4.00% due 5/20/42; valued at $67,711)	65,700	65,700
Deutsche Bank Securities, Inc., (0.19%, dated 10/31/13, due 11/1/13; proceeds $45,000; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 8.50% due 5/15/15 - 9/30/43, and Convertible Preferred Stocks; valued at $48,436)	45,000	45,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (0.26%, dated 10/30/13, due 11/20/13; proceeds $230,035; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $243,128) (Demand 11/7/13)	$230,000	$230,000
Deutsche Bank Securities, Inc., (0.41%, dated 10/31/13, due 11/1/13; proceeds $95,001; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $100,557)	95,000	95,000
Federal Reserve Bank of New York, (0.02%, dated 10/31/13, due 11/1/13; proceeds $425,000; fully collateralized by a U.S. Government Obligation, 3.63% due 2/15/21; valued at $425,000)	425,000	425,000
Goldman Sachs & Co., (0.06%, dated 10/30/13, due 11/6/13; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 8/15/39 - 10/20/43; valued at $103,000)	100,000	100,000
Goldman Sachs & Co., (0.10%, dated 10/31/13, due 11/1/13; proceeds $35,000; fully collateralized by various U.S. Government Agencies, 3.15% due 2/1/41 - 5/1/41; valued at $36,050)	35,000	35,000
HSBC Securities USA, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $275,001; fully collateralized by various U.S. Government Agencies, 3.50% - 6.50% due 8/1/22 - 11/1/43; valued at $282,354)	275,000	275,000
HSBC Securities USA, Inc., (0.16%, dated 10/31/13, due 11/1/13; proceeds $35,000; fully collateralized by various Corporate Bonds, 4.88% - 10.20% due 3/1/37 - 6/15/43; valued at $36,544)	35,000	35,000
HSBC Securities USA, Inc., (0.26%, dated 10/31/13, due 11/1/13; proceeds $95,001; fully collateralized by various Corporate Bonds, 3.50% - 11.38% due 3/31/16 - 6/30/23; valued at $98,977)	95,000	95,000
ING Financial Markets LLC, (0.09%, dated 10/31/13, due 11/1/13; proceeds $315,001; fully collateralized by various U.S. Government Agencies, 2.11% - 6.15% due 4/1/29 - 9/1/43; valued at $323,759)	315,000	315,000
ING Financial Markets LLC, (0.17%, dated 10/31/13, due 11/1/13; proceeds $255,001; fully collateralized by various Corporate Bonds, 1.25% - 12.00% due 3/15/14 - 6/30/66; valued at $263,809)	255,000	255,000
ING Financial Markets LLC, (0.29%, dated 10/31/13, due 11/1/13; proceeds $125,001; fully collateralized by various Corporate Bonds, 3.50% - 11.50% due 2/15/15 - 11/15/28; valued at $130,269)	125,000	125,000
ING Financial Markets LLC, (0.42%, dated 10/30/13, due 12/23/13; proceeds $20,013; fully collateralized by various Corporate Bonds, 4.65% - 7.50% due 6/15/15 - 11/15/33; valued at $20,786) (Demand 11/7/13)	20,000	20,000
	Face Amount (000)	Value (000)
ING Financial Markets LLC, (0.43%, dated 10/30/13, due 1/7/14; proceeds $45,037; fully collateralized by various Corporate Bonds, 3.50% - 14.75% due 1/25/16 - 3/15/42; valued at $46,993) (Demand 11/7/13)	$45,000	$45,000
ING Financial Markets LLC, (0.45%, dated 8/30/13, due 11/26/13; proceeds $180,198; fully collateralized by various Corporate Bonds, 3.38% - 12.63% due 3/31/16 - 8/15/27; valued at $186,531) (Demand 11/7/13)	180,000	180,000
ING Financial Markets LLC, (0.45%, dated 9/16/13, due 12/16/13; proceeds $90,102; fully collateralized by various Corporate Bonds, 4.22% - 9.00% due 4/1/14 - 5/15/39; valued at $93,851) (Demand 11/7/13)	90,000	90,000
JP Morgan Clearing Corp., (0.22%, dated 10/31/13, due 11/1/13; proceeds $270,002; fully collateralized by various Common Stocks; valued at $283,526)	270,000	270,000
JP Morgan Clearing Corp., (0.62%, dated 7/17/13, due 1/29/14; proceeds $112,877; fully collateralized by various Convertible Bonds, Zero Coupon due 7/15/14 - 8/1/32; valued at $130,336) (Demand 1/9/14)	112,500	112,500
JP Morgan Clearing Corp., (0.68%, dated 3/1/13, due 2/3/14; proceeds $311,989; fully collateralized by various Convertible Bonds, Zero Coupon due 11/15/13 - 2/15/44; valued at $347,549) (Demand 12/2/13)	310,000	310,000
Merrill Lynch Pierce Fenner & Smith, (0.49%, dated 4/11/13, due 4/4/14; proceeds $183,389; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 2.00% due 5/15/14 - 9/30/43, Convertible Preferred Stocks and Preferred Stocks; valued at $194,688) (Demand 11/1/13)	182,500	182,500
RBC Capital Markets LLC, (0.10%, dated 10/31/13, due 11/1/13; proceeds $90,000; fully collateralized by various U.S. Government Agencies, 2.30% - 4.50% due 10/20/40 - 9/1/43; valued at $92,700)	90,000	90,000
RBC Capital Markets LLC, (0.12%, dated 7/3/13, due 1/2/14; proceeds $250,153; fully collateralized by various U.S. Government Agencies, 1.35% - 4.00% due 12/1/25 - 9/1/44; valued at $257,500) (Demand 11/7/13)	250,000	250,000
RBC Capital Markets LLC, (0.23%, dated 10/8/13, due 12/9/13; proceeds $180,071; fully collateralized by various Corporate Bonds, Zero Coupon - 8.88% due 12/2/13 - 5/24/43; valued at $189,000) (Demand 11/7/13)	180,000	180,000
RBS Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $100,000; fully collateralized by various U.S. Government Agencies, Zero Coupon - 2.50% due 12/27/13 - 9/8/17; valued at $101,958)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
RBS Securities, Inc., (0.36%, dated 10/31/13, due 11/1/13; proceeds $195,002; fully collateralized by a Corporate Bond, 5.00% due 11/12/13 and U.S. Government Agencies, 2.50% - 6.00% due 11/12/13 - 12/1/47; valued at $200,261)	$195,000	$195,000
SG Americas Securities, (0.21%, dated 10/31/13, due 11/1/13; proceeds $245,001; fully collateralized by various Common Stocks; valued at $257,250)	245,000	245,000
SG Americas Securities, (0.30%, dated 10/30/13, due 11/6/13; proceeds $195,001; fully collateralized by various Common Stocks; valued at $204,750)	195,000	195,000
SG Americas Securities, (0.31%, dated 10/31/13, due 11/1/13; proceeds $240,002; fully collateralized by various Corporate Bonds, 4.15% - 12.25% due 3/1/14 - 5/15/68; valued at $254,196)	240,000	240,000
SG Americas Securities, (0.41%, dated 10/18/13, due 11/22/13; proceeds $25,010; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
SG Americas Securities, (0.45%, dated 9/9/13, due 12/13/13; proceeds $20,024; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
Societe Generale, (0.10%, dated 10/31/13, due 11/1/13; proceeds $1,200,003; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 12/1/26 - 10/1/43; valued at $1,236,000)	1,200,000	1,200,000
Wells Fargo Securities LLC, (0.16%, dated 10/31/13, due 11/1/13; proceeds $90,000; fully collateralized by various Corporate Bonds, 0.60% - 10.00% due 1/28/14 - 12/31/99 (c); valued at $94,500)	90,000	90,000
Wells Fargo Securities LLC, (0.30%, dated 10/30/13, due 11/6/13; proceeds $95,006; fully collateralized by various Corporate Bonds, 0.88% - 10.50% due 1/16/14 - 12/31/99 (c); valued at $99,750)	95,000	95,000
Wells Fargo Securities LLC, (0.40%, dated 10/30/13, due 11/6/13; proceeds $95,007; fully collateralized by various Corporate Bonds, Zero Coupon - 11.88% due 11/12/13 - 3/15/87 (c) and U.S. Government Agency, Zero Coupon due 8/12/15; valued at $100,199)	95,000	95,000
Total Repurchase Agreements (Cost $10,581,700)		10,581,700
Tax-Exempt Instruments (7.0%)
Closed-End Investment Company (0.1%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) 0.18%, 5/5/41 (b)	35,000	35,000
Commercial Paper (a) (0.2%)
Regents of the University of California, Ser B (Taxable) 0.18%, 2/10/14	50,000	49,975
	Face Amount (000)	Value (000)
Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable) 0.12%, 3/1/33	$19,940	$19,940
Municipal Bond (0.1%)
University of California Regents, Ser 2013 AJ (Taxable) 0.25%, 5/15/14	18,725	18,725
Weekly Variable Rate Bonds (6.5%)
California Educational Facilities Authority, California Institute of Technology 2006 Ser B 0.06%, 10/1/36	20,000	20,000
California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 L 0.05%, 4/1/38	60,000	60,000
Colorado Housing & Finance Authority, Multi-Family Class 1 2006 Ser A-1 (Taxable) 0.15%, 10/1/36	32,840	32,840
Single Family Mortgage Class I 2003 Ser B-3 (AMT) 0.09%, 11/1/26	38,260	38,260
Single Family Mortgage Class I 2007 Ser B-2 (AMT) 0.09%, 5/1/38	25,000	25,000
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4 0.10%, 8/15/42	10,240	10,240
JEA, FL, Electric System Ser Three 2008 B-2 0.07%, 10/1/40	34,900	34,900
Kansas Department of Transportation, Highway Ser 2002 C-1 0.08%, 9/1/19	18,675	18,675
Highway Ser 2002 C-2 0.08%, 9/1/19	20,800	20,800
Highway Ser 2004 C-2 0.09%, 9/1/22	16,215	16,215
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5 0.07%, 7/1/34	32,000	32,000
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 A 0.05%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D 0.07%, 2/15/38	16,200	16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc. Ser 2011 K-2 0.08%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1 0.07%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F 0.05%, 8/1/29	44,585	44,585

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Michigan State University, Ser 2000 A 0.09%, 8/15/30	$25,935	$25,935
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable) 0.18%, 7/1/38	5,715	5,715
Residential Housing Finance 2007 Ser T (Taxable) 0.18%, 7/1/48	16,635	16,635
Minnesota Office of Higher Education, Supplemental Student Loan 2012 Ser A (Taxable) 0.12%, 8/1/47	10,861	10,861
Supplemental Student Loan 2012 Ser B (AMT) 0.08%, 8/1/47	45,000	45,000
New Hampshire Health & Education Facilities Authority, Dartmouth College Ser 2002 0.09%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003 0.07%, 6/1/23	44,860	44,860
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A 0.07%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 1999 2nd Ser Subser A-2 0.07%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A 0.07%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4 0.07%, 3/1/39	100,000	100,000
New York State Dormitory Authority, City University System Cons 5th Ser 2008 D 0.07%, 7/1/31	24,400	24,400
Mental Health Services Facilities Ser 2003D-2F 0.07%, 2/15/31	29,235	29,235
Rockefeller University Ser 2009 B 0.07%, 7/1/40	32,750	32,750
New York State Housing Finance Agency, Clinton Green North Ser 2006 A (AMT) 0.07%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A 0.07%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A 0.07%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A 0.13%, 11/1/34	76,650	76,650
Orlando Utilities Commission, FL, Utility System Ser 2008-1 0.07%, 10/1/33	52,000	52,000
	Face Amount (000)	Value (000)
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT) 0.09%, 10/1/34	$8,650	$8,650
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A 0.06%, 6/1/29	35,250	35,250
Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A 0.05%, 10/1/38	75,000	75,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT) 0.07%, 5/1/30	43,000	43,000
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT) 0.11%, 5/1/39	45,000	45,000
University of Massachusetts Building Authority, Senior Ser 2011-1 0.06%, 11/1/34	87,290	87,290
University of Texas Regents, Financing System Ser 2008 B 0.04%, 8/1/16	12,375	12,375
0.06%, 8/1/25 - 8/1/32	63,180	63,180
Wake County, NC, Public Improvement Ser 2003 C 0.07%, 4/1/19 - 4//1/20	14,160	14,160
School Ser 2007 B 0.07%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT) 0.11%, 9/1/35	23,300	23,300
		1,644,586
Total Tax-Exempt Instruments (Cost $1,768,226)		1,768,226
Time Deposit (1.9%)
Domestic Bank (1.9%)
State Street Bank & Trust Cayman Islands 0.01%, 11/1/13 (Cost $495,000)	495,000	495,000
Total Investments (101.1%) (Cost $25,723,493)		25,723,493
Liabilities in Excess of Other Assets (-1.1%)		(272,231)
Net Assets (100.0%)		$25,451,262

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2013.

AMT  Alternative Minimum Tax.

VRDP  Variable Rate Demand Preferred.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.05%. For the seven-day period ended October 31, 2013, the Portfolio's Institutional Share Class provided an annualized current yield of 0.04% (subsidized) and -0.13% (non-subsidized), while its 30-day moving average annualized yield was 0.04% (subsidized) and -0.12% (non-subsidized.) Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  Overall economic growth in the U.S. was moderate during the 12-month reporting period. Gross domestic product (GDP) growth averaged 1.6 percent, by our calculations, over the past four calendar quarters (ended September 30, 2013), but the economy posted significant gains in the most recent two quarters.(1) The second quarter growth rate was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and the third quarter growth rate was 2.8 percent, higher than market expectations of 2 percent. This put average growth for 2013 so far on a firmer footing of 2.1 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year. However, this impact is likely to diminish as the year progresses.

•  Average monthly job gains strengthened in the fourth quarter of 2012 and into the first quarter 2013.(2) Average job growth in the second quarter wasn't quite as robust, at 182,000. Third quarter average monthly job gains fell to 163,000 but October job gains came in at 204,000, higher than market expectations. That said, October data may be called into question as survey periods were compromised and missing data were estimated because of the government shutdown. Notwithstanding, the unemployment rate gradually declined over much of the period, from 7.8 percent in September 2012 to 7.3 percent in October 2013. However, the rate itself still is elevated and will continue to be a focus of Federal Reserve (Fed) policy, although it is creeping closer to the 7.0 percent threshold that the Fed has established for ending its latest quantitative easing (QE) program.

•  Market sentiment focused on several regulatory developments during the period. The first was the possible expiration of Federal Deposit Insurance Corporation (FDIC)-insured, non-interest bearing transaction accounts (TAG) at the end of 2012. Ultimately, Congress did not act to extend the program and FDIC insurance for these accounts expired on December 31, 2012, leaving account holders with direct bank risk as opposed to FDIC (government) risk. While TAG account holders faced many factors that influenced their decision whether to hold bank credit risk or not, market data suggests that a large portion of the accounts remained uninsured post TAG expiration.

•  The market's other regulatory concern during the period centered on the Fed's unconventional stimulus programs, "Operation Twist" and its third round of QE. As expected, the Twist program ended in December 2012 and was replaced/supplemented by additional purchases of $45 billion per month of Treasury securities on top of its previously announced $40 billion per month of mortgage-backed securities purchases. Also at its December meeting, the Federal Open Market Committee (FOMC) changed from calendar-based guidance to economic data guidance, dropping the pledge to keep the target fed funds rate exceptionally low until mid-2015 and replacing it with data-based triggers. Namely, the Fed plans to keep rates exceptionally low as long as the unemployment rate is above 6.5 percent and inflation remains below 2.5 percent.

•  The January 2013 FOMC meeting minutes proved to be somewhat "hawkish" (a more aggressive stance about inflation and interest rates), focusing on balance sheet expansion and the need to be prepared to alter the size of the Fed's monthly QE purchases, possibly with a tapering approach. However, in his semi-annual testimony to Congress,

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Government Portfolio

Chairman Bernanke had a more "dovish" tone (favoring a slower approach toward inflation and interest rates) and reiterated his commitment to QE until substantial labor market improvements are seen. In June, long-term interest rates rose sharply following comments from Chairman Bernanke indicating the Fed may start to scale back the QE program this year and end it in mid-2014 if the Fed is confident economic gains can be sustained.

•  In September, the FOMC did not reduce its asset purchase program, much to the markets' surprise, stating that it would await more evidence of sustained economic progress before adjusting from the current pace of $85 billion per month and that all decisions will be data dependent. The Fed is now likely to push back the timing of tapering due to the aforementioned government shutdown, the subsequent delayed economic data, and the shaken market confidence. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place. With the nomination of Janet Yellen as the next Fed chair, dovish policy is likely to continue.

•  Another significant event for the Treasury markets was the federal budget and debt ceiling debate. In early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal spending negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, it was really the threat of breaching the debt ceiling that represented the major concern. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. To avoid this price volatility, we proactively managed our Treasury exposure so that the Portfolio held no U.S. Treasury positions maturing between October 16 and November 20. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord provides funding for the federal government until January 15, 2014 and suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014. Following the end of the impasse, the elevated Treasury levels reverted to their pre-crisis, near-zero levels.

•  The Federal Reserve Bank of New York's (FRBNY) fixed-rate, full-allotment reverse repurchase agreement facility, which began in late September, continued to aid money market investors. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis. The initial rate for these loans was set at 0.01 percent, but as of November 1, the rate increased to 0.03 percent. It will help set somewhat of a floor on short rates while significantly increasing the supply of high quality, short-term securities available in the market.

Management Strategies

•  As of October 31, 2013, the Portfolio had net assets of approximately $22.4 billion. The Portfolio's WAM and WAL were 22 days and 54 days, respectively.

•  We continued to hold the majority of the Portfolio in repurchase agreements, along with a portion in government agency obligations. Yields on short-term investments remained very low, which resulted in limited yield opportunities in our investment universe. As a result, we continued to maintain a short maturity profile.

(1)  GDP data cited are from the Bureau of Economic Analysis, unless otherwise noted.

(2)  Employment data cited are from the Bureau of Labor Statistics; quarterly job growth averages are calculated by the management team.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	65.3%
U.S. Agency Securities	34.7
Total Investments	100.0%

2013 Annual Report

October 31, 2013

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (35.2%)
Federal Farm Credit Bank,
0.14%, 10/27/14 (a)	$53,490	$53,501
0.18%, 8/27/14 (a)	30,000	30,016
Federal Home Loan Bank,
0.03%, 11/27/13 - 11/29/13 (b)	752,500	752,484
0.05%, 1/10/14 (b)	112,000	111,989
0.06%, 1/24/14 - 1/31/14 (b)	580,500	580,416
0.07%, 1/31/14 (b)	272,000	271,955
0.09%, 1/16/14 - 1/22/14 (a)	379,000	378,992
0.09%, 1/24/14 - 2/28/14	1,144,500	1,144,437
0.10%, 11/1/13 - 12/20/13	615,840	615,831
0.10%, 1/17/14 - 1/22/14 (b)	353,522	353,449
0.11%, 2/8/14 - 6/6/14 (a)	1,356,300	1,356,293
0.11%, 12/4/13 (b)	114,540	114,529
0.11%, 1/15/14 - 3/28/14	282,575	282,569
0.12%, 5/2/14 - 3/26/15 (a)	902,600	902,519
0.13%, 2/17/15 - 2/23/15 (a)	210,000	209,993
0.13%, 1/8/14	125,000	124,969
0.16%, 12/6/13 (a)	56,850	56,848
3.13%, 12/13/13	25,000	25,085
Federal Home Loan Mortgage Corporation
1.38%, 2/25/14	60,188	60,432
Federal National Mortgage Association,
0.08%, 11/13/13 - 3/3/14 (b)	149,340	149,324
0.13%, 1/2/14 (b)	175,500	175,462
0.75%, 12/18/13	50,000	50,040
1.25%, 2/27/14	84,538	84,845
Total U.S. Agency Securities (Cost $7,885,978)		7,885,978
Repurchase Agreements (66.3%)
ABN Amro Securities LLC, (0.09%, dated 10/31/13, due 11/1/13; proceeds $400,001; fully collateralized by various U.S. Government Agencies, Zero Coupon - 1.25% due 2/27/14 - 9/29/17, and a U.S. Government Obligation, 0.50% due 4/15/15; valued at $408,002)	400,000	400,000
ABN Amro Securities LLC, (0.10%, dated 10/31/13, due 11/1/13; proceeds $835,002; fully collateralized by various U.S. Government Agencies, 1.00% - 5.00% due 2/27/14 - 4/1/43; valued at $859,852)	835,000	835,000
Bank of Montreal, (0.09%, dated 10/31/13, due 11/1/13; proceeds $100,000; fully collateralized by various U.S. Government Agencies, 0.45% - 5.88% due 11/15/13 - 4/11/22; valued at $102,000)	100,000	100,000
Bank of Montreal, (0.10%, dated 10/31/13, due 11/1/13; proceeds $40,000; fully collateralized by various U.S. Government Agencies, 3.00% - 5.50% due 8/1/40 - 1/1/43; valued at $41,200)	40,000	40,000
	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.08%, dated 10/31/13, due 11/1/13; proceeds $150,000; fully collateralized by various U.S. Government Obligations, 0.63% - 3.25% due 8/15/16 - 12/31/16; valued at $153,000)	$150,000	$150,000
Bank of Nova Scotia, (0.17%, dated 1/11/13, due 1/3/14; proceeds $400,674; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 8/1/25 - 10/1/43; valued at $412,000) (Demand 11/7/13)	400,000	400,000
Bank of Nova Scotia, (0.17%, dated 8/1/13, due 8/1/14; proceeds $337,581; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 3/1/26 - 10/1/43; valued at $347,110) (Demand 11/7/13)	337,000	337,000
Bank of Nova Scotia, (0.18%, dated 9/13/13, due 9/8/14; proceeds $435,783; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 10/1/25 - 9/1/43; valued at $448,500) (Demand 11/7/13)	435,000	435,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $425,808; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 3/1/26 - 6/1/43; valued at $437,750) (Demand 11/7/13)	425,000	425,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $75,151; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 2/1/26 - 6/1/43; valued at $77,250 (Demand 11/7/13)	75,000	75,000
Barclays Capital, Inc., (0.08%, dated 10/31/13, due 11/1/13; proceeds $75,000; fully collateralized by a U.S. Government Obligation, 2.50% due 8/15/23; valued at $76,500)	75,000	75,000
Barclays Capital, Inc., (0.10%, dated 10/7/13, due 12/9/13; proceeds $175,031; fully collateralized by various U.S. Government Agencies, 2.50% - 6.00% due 4/1/28 - 2/1/43; valued at $180,250)	175,000	175,000
BNP Paribas Securities Corp., (0.03%, dated 10/1/13, due 11/1/13; proceeds $185,005; fully collateralized by various U.S. Government Agencies, 2.18% - 6.00% due 9/1/19 - 9/1/43; valued at $190,550)	185,000	185,000
BNP Paribas Securities Corp., (0.05%, dated 9/3/13, due 12/2/13; proceeds $52,007; fully collateralized by various U.S. Government Agencies, 1.63% - 4.50% due 1/20/28 - 10/20/43; valued at $53,560) (Demand 11/7/13)	52,000	52,000
BNP Paribas Securities Corp., (0.06%, dated 10/22/13, due 11/21/13; proceeds $175,009; fully collateralized by various U.S. Government Agencies, 2.09% - 5.96% due 12/1/16 - 7/1/43; valued at $180,250) (Demand 11/7/13)	175,000	175,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas Securities Corp., (0.06%, dated 10/3/13, due 11/1/13; proceeds $200,010; fully collateralized by various U.S. Government Agencies, 1.89% - 6.00% due 4/1/19 - 9/1/43; valued at $206,000)	$200,000	$200,000
BNP Paribas Securities Corp., (0.08%, dated 10/7/13, due 12/6/13; proceeds $250,033; fully collateralized by various U.S. Government Agencies, 2.11% - 6.50% due 7/1/24 - 1/1/48; valued at $257,500) (Demand 11/7/13)	250,000	250,000
BNP Paribas Securities Corp., (0.08%, dated 7/19/13, due 11/15/13; proceeds $135,036; fully collateralized by various U.S. Government Agencies, 1.61% - 6.50% due 4/1/16 - 8/1/47; valued at $139,050) (Demand 11/7/13)	135,000	135,000
BNP Paribas Securities Corp., (0.08%, dated 7/24/13, due 11/21/13; proceeds $420,112; fully collateralized by various U.S. Government Agencies, 2.37% - 6.00% due 12/1/23 - 10/20/43; valued at $432,600) (Demand 11/7/13)	420,000	420,000
BNP Paribas Securities Corp., (0.08%, dated 7/29/13, due 11/26/13; proceeds $200,053; fully collateralized by various U.S. Government Agencies, 2.00% - 6.09% due 6/1/18 - 9/1/43; valued at $206,000) (Demand 11/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.10%, dated 10/31/13, due 11/1/13; proceeds $205,001; fully collateralized by various U.S. Government Agencies, 3.50% - 4.50% due 3/1/26 - 5/1/42; valued at $211,150)	205,000	205,000
Citibank NA, (0.07%, dated 10/30/13, due 11/6/13; proceeds $400,005; fully collateralized by various U.S. Government Agencies, 2.00% - 11.00% due 4/1/17 - 3/15/49; valued at $412,000)	400,000	400,000
Credit Agricole Corp., (0.08%, dated 10/31/13, due 11/1/13; proceeds $245,001; fully collateralized by a U.S. Government Obligation, 2.00% due 1/15/14; valued at $249,900)	245,000	245,000
Credit Agricole Corp., (0.10%, dated 10/31/13, due 11/1/13; proceeds $595,002; fully collateralized by various U.S. Government Agencies, 2.50% - 4.00% due 9/1/27 - 9/1/43; valued at $612,850)	595,000	595,000
Credit Suisse Securities USA, (0.04%, dated 10/25/13, due 11/1/13; proceeds $150,001; fully collateralized by various U.S. Government Obligations, 2.13% - 4.50% due 11/15/15 - 12/31/15; valued at $150,158)	150,000	150,000
Credit Suisse Securities USA, (0.07%, dated 8/29/13, due 11/25/13; proceeds $75,013; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 12/1/27 - 6/1/42; valued at $77,017)	75,000	75,000
	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.08%, dated 8/22/13, due 11/20/13; proceeds $150,030; fully collateralized by various U.S. Government Agencies, 3.50% - 5.50% due 2/1/30 - 7/1/43; valued at $153,995)	$150,000	$150,000
Credit Suisse Securities USA, (0.09%, dated 10/1/13, due 1/2/14; proceeds $175,041; fully collateralized by various U.S. Government Agencies, 3.50% - 5.50% due 1/1/28 - 2/1/43; valued at $179,723)	175,000	175,000
Credit Suisse Securities USA, (0.10%, dated 10/21/13, due 1/21/14; proceeds $155,040; fully collateralized by various U.S. Government Agencies, 3.50% - 6.00% due 2/1/30 - 8/1/42; valued at $159,071)	155,000	155,000
Credit Suisse Securities USA, (0.10%, dated 10/28/13, due 1/28/14; proceeds $50,013; fully collateralized by various U.S. Government Agencies, 3.50% due 12/1/27 - 1/1/28; valued at $51,359)	50,000	50,000
Credit Suisse Securities USA, (0.13%, dated 10/18/13, due 1/16/14; proceeds $120,039; fully collateralized by various U.S. Government Agencies, 4.00% - 6.00% due 4/1/36 - 10/1/42; valued at $123,191)	120,000	120,000
Deutsche Bank Securities, Inc., (0.06%, dated 10/25/13, due 11/1/13; proceeds $125,001; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 2/1/42 - 11/1/43; valued at $128,750)	125,000	125,000
Deutsche Bank Securities, Inc., (0.07%, dated 10/28/13, due 11/4/13; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 6/1/27 - 9/1/41; valued at $103,010)	100,000	100,000
Deutsche Bank Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $86,980; fully collateralized by a U.S. Government Obligation, 1.25% due 7/15/20; valued at $88,720)	86,980	86,980
Deutsche Bank Securities, Inc., (0.12%, dated 10/31/13, due 11/1/13; proceeds $80,000; fully collateralized by various U.S. Government Agencies, 3.00% - 3.50% due 9/20/42 - 10/20/42; valued at $82,400)	80,000	80,000
Deutsche Bank Securities, Inc., (0.13%, dated 10/8/13, due 11/8/13; proceeds $100,011; fully collateralized by various U.S. Government Agencies, 2.71% - 4.50% due 2/1/42 - 5/1/43; valued at $103,000)	100,000	100,000
Goldman Sachs & Co., (0.01%, dated 10/31/13, due 11/1/13; proceeds $125,000; fully collateralized by various U.S. Government Obligations, 0.63% - 2.00% due 1/15/26 - 2/15/43; valued at $127,500)	125,000	125,000
Goldman Sachs & Co., (0.06%, dated 10/30/13, due 11/6/13; proceeds $100,001; fully collateralized by a U.S. Government Agency, 5.00% due 7/15/39; valued at $103,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Goldman Sachs & Co., (0.07%, dated 10/29/13, due 11/5/13; proceeds $50,001; fully collateralized by various U.S. Government Agencies, 3.50% - 5.50% due 12/15/39 - 10/20/43; valued at $51,500)	$50,000	$50,000
Goldman Sachs & Co., (0.10%, dated 10/31/13, due 11/1/13; proceeds $25,000; fully collateralized by various U.S. Government Agencies, 2.21% - 2.56% due 7/1/43 - 8/1/43; valued at $25,750)	25,000	25,000
HSBC Securities USA, Inc., (0.08%, dated 10/31/13, due 11/1/13; proceeds $450,001; fully collateralized by various U.S. Government Obligations, 0.25% - 4.75% due 8/15/15 - 2/15/37; valued at $456,817)	450,000	450,000
HSBC Securities USA, Inc., (0.09%, dated 10/31/13, due 11/1/13; proceeds $350,001; fully collateralized by various U.S. Government Agencies, 0.20% - 6.63% due 5/13/14 - 1/15/38; valued at $356,478)	350,000	350,000
ING Financial Markets LLC, (0.06%, dated 10/30/13, due 11/6/13; proceeds $250,003; fully collateralized by various U.S. Government Agencies, 1.64% - 6.03% due 5/1/34 - 5/1/43; valued at $256,958)	250,000	250,000
ING Financial Markets LLC, (0.07%, dated 10/29/13, due 11/5/13; proceeds $200,003; fully collateralized by various U.S. Government Agencies, 1.91% - 6.23% due 6/1/35 - 9/1/43; valued at $205,505)	200,000	200,000
ING Financial Markets LLC, (0.08%, dated 10/31/13, due 11/7/13; proceeds $170,003; fully collateralized by various U.S. Government Agencies, 1.65% - 6.20% due 2/1/25 - 6/1/46; valued at $174,656)	170,000	170,000
ING Financial Markets LLC, (0.09%, dated 10/31/13, due 11/1/13; proceeds $200,001; fully collateralized by various U.S. Government Agencies, 1.33% - 5.82% due 1/1/23 - 2/1/43; valued at $205,623)	200,000	200,000
ING Financial Markets LLC, (0.10%, dated 10/25/13, due 1/27/14; proceeds $123,032; fully collateralized by various U.S. Government Agencies, 1.55% - 6.19% due 1/1/36 - 8/1/46; valued at $126,407)	123,000	123,000
Merrill Lynch Pierce Fenner & Smith, (0.05%, dated 9/9/13, due 11/8/13; proceeds $360,030; fully collateralized by various U.S. Government Obligations, 1.63% - 4.13% due 11/30/14 - 1/15/18; valued at $367,200) (Demand 11/7/13)	360,000	360,000
Merrill Lynch Pierce Fenner & Smith, (0.06%, dated 10/8/13, due 1/13/14; proceeds $60,010; fully collateralized by a U.S. Government Agency, 1.75% due 1/31/14; valued at $61,200) (Demand 11/7/13)	60,000	60,000
	Face Amount (000)	Value (000)
Merrill Lynch Pierce Fenner & Smith, (0.09%, dated 8/12/13, due 12/10/13; proceeds $116,535; fully collateralized by various U.S. Government Agencies, 2.50% - 4.00% due 3/1/28 - 10/1/43; valued at $119,995) (Demand 11/7/13)	$116,500	$116,500
RBC Capital Markets LLC, (0.06%, dated 8/26/13, due 11/25/13; proceeds $70,011; fully collateralized by various U.S. Government Agencies, 1.35% - 4.00% due 12/1/25 - 9/1/44; valued at $72,100) (Demand 11/7/13)	70,000	70,000
RBC Capital Markets LLC, (0.10%, dated 10/17/13, due 1/15/14; proceeds $300,075; fully collateralized by various U.S. Government Agencies, 1.96% - 5.50% due 11/1/25 - 10/1/43; valued at $309,000) (Demand 11/7/13)	300,000	300,000
RBC Capital Markets LLC, (0.10%, dated 10/31/13, due 11/1/13; proceeds $200,001; fully collateralized by various U.S. Government Agencies, 2.15% - 6.50% due 10/1/23 - 10/1/43; valued at $206,000)	200,000	200,000
RBC Capital Markets LLC, (0.12%, dated 7/3/13, due 1/2/14; proceeds $250,153; fully collateralized by various U.S. Government Agencies, 1.35% - 6.50% due 12/1/25 - 9/1/44; valued at $257,500) (Demand 11/7/13)	250,000	250,000
RBS Securities, Inc., (0.08%, dated 10/31/13, due 11/1/13; proceeds $150,000; fully collateralized by a U.S. Government Obligation, 1.38% due 9/30/18; valued at $152,824)	150,000	150,000
RBS Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $100,000; fully collateralized by various U.S. Government Agencies, Zero Coupon - 2.25% due 10/20/14 - 9/8/17; valued at $101,905)	100,000	100,000
RBS Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $500,001; fully collateralized by various U.S. Government Agencies, 0.38% - 6.75% due 8/27/14 - 8/8/33; valued at $506,844)	500,000	500,000
Societe Generale, (0.08%, dated 10/31/13, due 11/1/13; proceeds $500,001; fully collateralized by a U.S. Government Obligation, 1.13% due 1/15/21; valued at $510,000)	500,000	500,000
Societe Generale, (0.10%, dated 10/31/13, due 11/1/13; proceeds $1,300,004; fully collateralized by various U.S. Government Obligations, 0.63% - 2.25% due 11/30/17 - 7/31/18; valued at $1,326,000)	1,300,000	1,300,000
Wells Fargo Bank NA, (0.10%, dated 10/31/13, due 11/1/13; proceeds $1,000,003; fully collateralized by various U.S. Government Agencies, Zero Coupon - 8.43% due 12/6/13 - 12/23/41; valued at $1,019,894)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (0.08%, dated 10/31/13, due 11/1/13; proceeds $15,000; fully collateralized by a U.S. Government Obligation, 0.25% due 9/15/14; valued at $15,300)	$15,000	$15,000
Total Repurchase Agreements (Cost $14,840,480)		14,840,480
Total Investments (101.5%) (Cost $22,726,458)		22,726,458
Liabilities in Excess of Other Assets (-1.5%)		(336,598)
Net Assets (100.0%)		$22,389,860

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2013.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Government Securities Portfolio

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation.

Performance

For the fiscal period ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.01%. For the seven-day period ended October 31, 2012, the Portfolio's Institutional Share Class provided an annualized current yield of 0.01% (subsidized) and -0.54% (non subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -0.52% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  Overall economic growth in the U.S. was moderate during the 12-month reporting period. Gross domestic product (GDP) growth averaged 1.6 percent, by our calculations, over the past four calendar quarters (ended September 30, 2013), but the economy posted significant gains in the most recent two quarters.(1) The second quarter growth rate was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and the third quarter growth rate was 2.8 percent, higher than market expectations of 2 percent. This put average growth for 2013 so far on a firmer footing of 2.1 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year. However, this impact is likely to diminish as the year progresses.

•  Average monthly job gains strengthened in the fourth quarter of 2012 and into the first quarter 2013.(2) Average job growth in the second quarter wasn't quite as robust, at 182,000. Third quarter average monthly job gains fell to 163,000 but October job gains came in at 204,000, higher than market expectations. That said, October data may be called into question as survey periods were compromised and missing data were estimated because of the government shutdown. Notwithstanding, the unemployment rate gradually declined over much of the period, from 7.8 percent in September 2012 to 7.3 percent in October 2013. However, the rate itself still is elevated and will continue to be a focus of Federal Reserve (Fed) policy, although it is creeping closer to the 7.0 percent threshold that the Fed has established for ending its latest quantitative easing (QE) program.

•  Market sentiment focused on several regulatory developments during the period. The first was the possible expiration of Federal Deposit Insurance Corporation (FDIC)-insured, non-interest bearing transaction accounts (TAG) at the end of 2012. Ultimately, Congress did not act to extend the program and FDIC insurance for these accounts expired on December 31, 2012, leaving account holders with direct bank risk as opposed to FDIC (government) risk. While TAG account holders faced many factors that influenced their decision whether to hold bank credit risk or not, market data suggests that a large portion of the accounts remained uninsured post TAG expiration.

•  The market's other regulatory concern during the period centered on the Fed's unconventional stimulus programs, "Operation Twist" and its third round of QE. As expected, the Twist program ended in December 2012 and was replaced/supplemented by additional purchases of $45 billion per month of Treasury securities on top of its previously announced $40 billion per month of mortgage-backed securities purchases. Also at its December meeting, the Federal Open Market Committee (FOMC) changed from calendar-based guidance to economic data guidance, dropping the pledge to keep the target fed funds rate exceptionally low until mid-2015 and replacing it with data-based triggers. Namely, the Fed plans to keep rates exceptionally low as long as the unemployment rate is above 6.5 percent and inflation remains below 2.5 percent.

•  The January 2013 FOMC meeting minutes proved to be somewhat "hawkish" (a more aggressive stance about inflation and interest rates), focusing on balance sheet expansion and the need to be prepared to alter the size of the Fed's monthly QE purchases, possibly with a tapering approach. However, in his semi-annual testimony to Congress,

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Government Securities Portfolio

Chairman Bernanke had a more "dovish" tone (favoring a slower approach toward inflation and interest rates) and reiterated his commitment to QE until substantial labor market improvements are seen. In June, long-term interest rates rose sharply following comments from Chairman Bernanke indicating the Fed may start to scale back the QE program this year and end it in mid-2014 if the Fed is confident economic gains can be sustained.

•  In September, the FOMC did not reduce its asset purchase program, much to the markets' surprise, stating that it would await more evidence of sustained economic progress before adjusting from the current pace of $85 billion per month and that all decisions will be data dependent. The Fed is now likely to push back the timing of tapering due to the aforementioned government shutdown, the subsequent delayed economic data, and the shaken market confidence. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place. With the nomination of Janet Yellen as the next Fed chair, dovish policy is likely to continue.

•  Another significant event for the Treasury markets was the federal budget and debt ceiling debate. In early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal spending negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, it was really the threat of breaching the debt ceiling that represented the major concern. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. To avoid this price volatility, we proactively managed our Treasury exposure so that the Portfolio held no U.S. Treasury positions maturing between October 16 and November 20. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord provides funding for the federal government until January 15, 2014 and suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014. Following the end of the impasse, the elevated Treasury levels reverted to their pre-crisis, near-zero levels.

•  The Federal Reserve Bank of New York's (FRBNY) fixed-rate, full-allotment reverse repurchase agreement facility, which began in late September, continued to aid money market investors. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis. The initial rate for these loans was set at 0.01 percent, but as of November 1, the rate increased to 0.03 percent. It will help set somewhat of a floor on short rates while significantly increasing the supply of high quality, short-term securities available in the market.

Management Strategies

•  As of October 31, 2013, the Portfolio had net assets of approximately $71.1 million. The Portfolio's WAM and WAL were 19 days and 20 days, respectively.

•  We continued to remain cautious in our investment approach, focusing on securities with high liquidity and short durations.

•  We continued to hold the majority of the Portfolio in agency obligations, along with a portion in U.S. Treasury obligations. Yields on short-term investments remained very low, which resulted in limited yield opportunities. As a result, we continued to maintain a short maturity profile.

(1)  GDP data cited are from the Bureau of Economic Analysis, unless otherwise noted.

(2)  Employment data cited are from the Bureau of Labor Statistics; quarterly job growth averages are calculated by the management team.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	85.5%
U.S. Treasury Security	14.5
Total Investments	100.0%

2013 Annual Report

October 31, 2013

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (83.0%)
Federal Farm Credit Bank
0.04%, 11/12/13 (a)	$1,500	$1,500
Federal Home Loan Bank,
0.02%, 11/7/13 - 11/8/13 (a)	8,900	8,900
0.03%, 11/22/13 (a)	13,660	13,660
0.05%, 11/20/13 (a)	6,000	6,000
0.06%, 11/1/13 (a)	4,000	4,000
0.07%, 12/27/13 (a)	4,600	4,600
0.10%, 11/6/13	4,000	4,000
0.10%, 11/1/13 - 11/25/13 (a)	3,300	3,300
0.16%, 12/6/13 (b)	1,400	1,400
0.29%, 11/8/13	5,000	5,000
0.30%, 11/25/13	1,350	1,350
3.13%, 12/13/13	2,125	2,132
5.50%, 12/11/13	1,200	1,207
Tennessee Valley Authority
0.03%, 11/7/13 (a)	2,000	2,000
Total U.S. Agency Securities (Cost $59,049)		59,049
U.S. Treasury Security (14.1%)
U.S. Treasury Bill 0.06%, 11/29/13 (c) (Cost $9,999)	10,000	9,999
Total Investments (97.1%) (Cost $69,048)		69,048
Other Assets in Excess of Liabilities (2.9%)		2,050
Net Assets (100.0%)		$71,098

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2013.

(c)  Rate shown is the yield to maturity at October 31, 2013.
The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Performance

For the fiscal period ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.03%. For the seven-day period ended October 31, 2013, the Portfolio's Institutional Share Class provided an annualized current yield of 0.03% (subsidized) and -0.16% (non-subsidized), while its 30-day moving average annualized yield was 0.03% (subsidized) and -0.15% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  Overall economic growth in the U.S. was moderate during the 12-month reporting period. Gross domestic product (GDP) growth averaged 1.6 percent, by our calculations, over the past four calendar quarters (ended September 30, 2013), but the economy posted significant gains in the most recent two quarters.(1) The second quarter growth rate was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and the third quarter growth rate was 2.8 percent, higher than market expectations of 2 percent. This put average growth for 2013 so far on a firmer footing of 2.1 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year. However, this impact is likely to diminish as the year progresses.

•  Average monthly job gains strengthened in the fourth quarter of 2012 and into the first quarter 2013.(2) Average job growth in the second quarter wasn't quite as robust, at 182,000. Third quarter average monthly job gains fell to 163,000 but October job gains came in at 204,000, higher than market expectations. That said, October data may be called into question as survey periods were compromised and missing data were estimated because of the government shutdown.

Notwithstanding, the unemployment rate gradually declined over much of the period, from 7.8 percent in September 2012 to 7.3 percent in October 2013. However, the rate itself still is elevated and will continue to be a focus of Federal Reserve (Fed) policy, although it is creeping closer to the 7.0 percent threshold that the Fed has established for ending its latest quantitative easing (QE) program.

•  Market sentiment focused on several regulatory developments during the period. The first was the possible expiration of Federal Deposit Insurance Corporation (FDIC)-insured, non-interest bearing transaction accounts (TAG) at the end of 2012. Ultimately, Congress did not act to extend the program and FDIC insurance for these accounts expired on December 31, 2012, leaving account holders with direct bank risk as opposed to FDIC (government) risk. While TAG account holders faced many factors that influenced their decision whether to hold bank credit risk or not, market data suggests that a large portion of the accounts remained uninsured post TAG expiration.

•  The market's other regulatory concern during the period centered on the Fed's unconventional stimulus programs, "Operation Twist" and its third round of QE . As expected, the Twist program ended in December 2012 and was replaced/supplemented by additional purchases of $45 billion per month of Treasury securities on top of its previously announced $40 billion per month of mortgage-backed securities purchases. Also at its December meeting, the Federal Open Market Committee (FOMC) changed from calendar-based guidance to economic data guidance, dropping the pledge to keep the target fed funds rate exceptionally low until mid-2015 and replacing it with data-based triggers. Namely, the Fed plans to keep rates exceptionally low as long as the unemployment rate is above 6.5 percent and inflation remains below 2.5 percent.

•  The January 2013 FOMC meeting minutes proved to be somewhat "hawkish" (a more aggressive stance about inflation and interest rates), focusing on balance sheet expansion and the need to be prepared to alter the size of the Fed's monthly QE purchases, possibly with a tapering approach. However, in his semi-annual testimony to Congress, Chairman Bernanke had a more "dovish" tone (favoring a slower approach toward inflation and

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Treasury Portfolio

interest rates) and reiterated his commitment to QE until substantial labor market improvements are seen. In June, long-term interest rates rose sharply following comments from Chairman Bernanke indicating the Fed may start to scale back the QE program this year and end it in mid-2014 if the Fed is confident economic gains can be sustained.

•  In September, the FOMC did not reduce its asset purchase program, much to the markets' surprise, stating that it would await more evidence of sustained economic progress before adjusting from the current pace of $85 billion per month and that all decisions will be data dependent. The Fed is now likely to push back the timing of tapering due to the aforementioned government shutdown, the subsequent delayed economic data, and the shaken market confidence. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place. With the nomination of Janet Yellen as the next Fed chair, dovish policy is likely to continue.

•  Another significant event for the Treasury markets was the federal budget and debt ceiling debate. In early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal spending negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, it was really the threat of breaching the debt ceiling that represented the major concern. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. To avoid this price volatility, we proactively managed our Treasury exposure so that the Portfolio held no U.S. Treasury positions maturing between October 16 and November 20. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord provides funding for the federal government until January 15, 2014 and suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014. Following the end of the impasse, the elevated Treasury levels reverted to their pre-crisis, near-zero levels.

•  The Federal Reserve Bank of New York's (FRBNY) fixed-rate, full-allotment reverse repurchase agreement facility, which began in late September, continued to aid money market investors. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis. The initial rate for these loans was set at 0.01 percent, but as of November 1, the rate increased to 0.03 percent. It will help set somewhat of a floor on short rates while significantly increasing the supply of high quality, short-term securities available in the market.

Management Strategies

•  As of October 31, 2013, the Portfolio had net assets of approximately $8.7 billion. The Portfolio's WAM and WAL were 23 days and 23 days, respectively.

•  We continued to hold the majority of the Portfolio in repurchase agreements collateralized by U.S. Treasury obligations, along with our direct holdings of U.S. Treasury bills and notes. Yields on short-term treasuries remained very low, which resulted in limited yield opportunities. As a result, we continued to maintain a short maturity profile.

(1)  GDP data cited are from the Bureau of Economic Analysis, unless otherwise noted.

(2)  Employment data cited are from the Bureau of Labor Statistics; quarterly job growth averages are calculated by the management team.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	78.7%
U.S. Treasury Securities	21.3
Total Investments	100.0%

2013 Annual Report

October 31, 2013

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (21.3%)
U.S. Treasury Bills,
0.05%, 1/30/14 (a)	$250,000	$249,972
0.06%, 11/29/13 (a)	100,000	99,996
0.07%, 1/23/14 (a)	105,000	104,983
0.08%, 12/5/13 - 2/20/14 (a)	177,500	177,468
0.09%, 1/2/14 (a)	95,000	94,986
0.14%, 5/29/14 - 8/21/14 (a)	125,000	124,877
U.S. Treasury Notes,
0.25%, 11/30/13 - 2/28/14	392,500	392,587
0.75%, 12/15/13	120,000	120,091
1.00%, 1/15/14	77,000	77,141
1.25%, 3/15/14 - 4/15/14	71,000	71,336
1.75%, 1/31/14 - 3/31/14	225,000	226,039
2.00%, 11/30/13	113,000	113,168
Total U.S. Treasury Securities (Cost $1,852,644)		1,852,644
Repurchase Agreements (78.7%)
Bank of Montreal, (0.05%, dated 10/4/13, due 11/4/13; proceeds $250,011; fully collateralized by various U.S. Government Obligations, Zero Coupon - 5.25% due 11/15/13 - 8/15/43; valued at $255,000)	250,000	250,000
Bank of Nova Scotia, (0.12%, dated 9/13/13, due 9/8/14; proceeds $500,600; fully collateralized by various U.S. Government Obligations, Zero Coupon - 6.88% due 11/15/13 - 2/15/43; valued at $510,015) (Demand 11/7/13)	500,000	500,000
Bank of Nova Scotia, (0.15%, dated 8/26/13, due 8/26/14; proceeds $200,304; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 11/29/13 - 5/15/43; valued at $204,014) (Demand 11/7/13)	200,000	200,000
Barclays Capital, Inc, (0.06%, dated 10/31/13, due 11/7/13; proceeds $150,002; fully collateralized by various U.S. Government Obligations, 0.25% - 2.00% due 1/15/15 - 11/15/21; valued at $153,140)	150,000	150,000
Barclays Capital, Inc., (0.08%, dated 10/31/13, due 11/1/13; proceeds $125,250; fully collateralized by a U.S. Government Obligation, 1.88% due 06/30/15; valued at $127,755)	125,250	125,250
BNP Paribas Securities Corp., (0.05%, dated 10/22/13, due 11/21/13; proceeds $150,006; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.00% due 11/15/13 - 5/15/43; valued at $153,000) (Demand 11/7/13)	150,000	150,000
BNP Paribas Securities Corp., (0.05%, dated 10/28/13, due 11/27/13; proceeds $125,005; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.00% due 1/15/15 - 8/15/42; valued at $127,500) (Demand 11/7/13)	125,000	125,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.06%, dated 10/24/13, due 1/22/14; proceeds $75,011; fully collateralized by various U.S. Government Obligations, Zero Coupon - 2.50% due 2/15/14 - 8/15/43; valued at $76,500) (Demand 11/7/13)	$75,000	$75,000
BNP Paribas Securities Corp., (0.06%, dated 10/28/13, due 1/2/14; proceeds $80,009; fully collateralized by various U.S. Government Obligations, Zero Coupon - 2.00% due 1/15/14 - 8/15/43; valued at $81,600)	80,000	80,000
BNP Paribas Securities Corp., (0.08%, dated 10/31/13, due 11/1/13; proceeds $800,002; fully collateralized by various U.S. Government Obligations, Zero Coupon - 6.13% due 2/28/14 - 2/15/41; valued at $816,000)	800,000	800,000
Credit Agricole Corp., (0.08%, dated 10/31/13, due 11/1/13; proceeds $330,001; fully collateralized by a U.S. Government Obligation, 2.00% due 1/15/14; valued at $336,600)	330,000	330,000
Credit Suisse Securities USA, (0.04%, dated 10/30/13, due 11/6/13; proceeds $150,001; fully collateralized by various U.S. Government Obligations, 1.00% - 4.50% due 11/15/15 - 8/31/19; valued at $150,256)	150,000	150,000
Credit Suisse Securities USA, (0.05%, dated 10/1/13, due 1/2/14; proceeds $125,016; fully collateralized by various U.S. Government Obligations, 2.13% - 3.63% due 12/31/15 - 2/15/21; valued at $126,639)	125,000	125,000
Credit Suisse Securities USA, (0.06%, dated 8/29/13, due 11/25/13; proceeds $75,011; fully collateralized by a U.S. Government Obligation, 2.13% due 11/30/14; valued at $75,844)	75,000	75,000
Deutsche Bank Securities, Inc., (0.05%, dated 10/21/13, due 11/20/13; proceeds $50,002; fully collateralized by various U.S. Government Obligations, 0.38% - 2.50% due 9/30/14 - 2/15/16; valued at $51,000)	50,000	50,000
Deutsche Bank Securities, Inc., (0.05%, dated 10/30/13, due 11/6/13; proceeds $150,001; fully collateralized by various U.S. Government Obligations, 0.25% - 3.63% due 2/15/15 - 1/15/26; valued at $153,000)	150,000	150,000
Deutsche Bank Securities, Inc., (0.07%, dated 10/31/13, due 11/7/13; proceeds $100,001; fully collateralized by various U.S. Government Obligations, 0.38% - 1.75% due 7/31/15 - 8/31/15; valued at $102,000)	100,000	100,000
Deutsche Bank Securities, Inc., (0.10%, dated 10/31/13, due 11/1/13; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 1.25% due 7/15/20; valued at $51,000)	50,000	50,000
Deutsche Bank Securities, Inc., (0.10%, dated 10/8/13, due 11/8/13; proceeds $120,010; fully collateralized by various U.S. Government Obligations, Zero Coupon - 1.00% due 1/31/17 - 2/15/42; valued at $122,400)	120,000	120,000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Federal Reserve Bank of New York, (0.02%, dated 10/31/13, due 11/1/13; proceeds $300,000; fully collateralized by a U.S. Government Obligation, 3.88% due 8/15/40; valued at $300,000)	$300,000	$300,000
Goldman Sachs & Co., (0.01%, dated 10/31/13, due 11/1/13; proceeds $25,000; fully collateralized by a U.S. Government Obligation, 0.63% due 2/15/43; valued at $25,500)	25,000	25,000
Goldman Sachs & Co., (0.04%, dated 10/30/13, due 11/6/13; proceeds $100,001; fully collateralized by various U.S. Government Obligations, 1.88% - 8.13% due 8/15/15 - 8/15/21; valued at $102,000)	100,000	100,000
HSBC Securities USA, Inc., (0.05%, dated 10/30/13, due 11/6/13; proceeds $150,001; fully collateralized by various U.S. Government Obligations, 0.63% - 1.75% due 1/31/14 - 5/31/17; valued at $152,731)	150,000	150,000
HSBC Securities USA, Inc., (0.08%, dated 10/31/13, due 11/1/13; proceeds $700,002; fully collateralized by various U.S. Government Obligations, 0.38% - 7.63% due 11/15/15 - 8/15/40; valued at $713,329)	700,000	700,000
Merrill Lynch Pierce Fenner & Smith, (0.05%, dated 10/2/13, due 12/2/13; proceeds $150,013; fully collateralized by a U.S. Government Obligation, Zero Coupon due 4/10/14; valued at $153,000) (Demand 11/7/13)	150,000	150,000
Merrill Lynch Pierce Fenner & Smith, (0.05%, dated 9/6/13, due 11/5/13; proceeds $250,021; fully collateralized by various U.S. Government Obligations, Zero Coupon - 2.50% due 3/27/14 - 6/30/17; valued at $255,000)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (0.05%, dated 9/9/13, due 11/8/13; proceeds $300,025; fully collateralized by various U.S. Government Obligations, 1.38% - 2.63% due 11/30/15 - 11/15/20; valued at $306,000) (Demand 11/7/13)	300,000	300,000
Merrill Lynch Pierce Fenner & Smith, (0.06%, dated 10/8/13, due 1/13/14; proceeds $100,016; fully collateralized by various U.S. Government Obligations, 0.88% - 1.75% due 9/15/16 - 5/15/22; valued at $102,000) (Demand 11/7/13)	100,000	100,000
RBC Capital Markets LLC, (0.04%, dated 10/21/13, due 12/4/13; proceeds $400,020; fully collateralized by various U.S. Government Obligations, Zero Coupon - 5.50% due 12/31/13 - 8/15/28; valued at $408,000) (Demand 11/7/13)	400,000	400,000
RBS Securities, Inc., (0.08%, dated 10/31/13, due 11/1/13; proceeds $100,000; fully collateralized by a U.S. Government Obligation, 0.63% due 5/31/17; valued at $101,773)	100,000	100,000
Societe Generale, (0.08%, dated 10/31/13, due 11/1/13; proceeds $500,001; fully collateralized by a U.S. Government Obligation, 0.63% due 7/15/21; valued at $510,000)	500,000	500,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.08%, dated 10/31/13, due 11/1/13; proceeds $160,000; fully collateralized by various U.S. Government Obligations, 0.40% - 1.54% due 12/31/13 - 2/13/14; valued at $163,300)	$160,000	$160,000
Total Repurchase Agreements (Cost $6,840,250)		6,840,250
Total Investments (100.0%) (Cost $8,692,894)		8,692,894
Other Assets in Excess of Liabilities (0.0%) (b)		2,766
Net Assets (100.0%)		$8,695,660

(a)  Rate shown is the yield to maturity at October 31, 2013.

(b)  Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Treasury Securities Portfolio

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government.

Performance

For the fiscal year ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.01%. For the seven-day period ended October 31, 2013, the Portfolio's Institutional Share Class provided an annualized current yield of 0.01% (subsidized) and -0.15% (non-subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -0.14% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  Overall economic growth in the U.S. was moderate during the 12-month reporting period. Gross domestic product (GDP) growth averaged 1.6 percent, by our calculations, over the past four calendar quarters (ended September 30, 2013), but the economy posted significant gains in the most recent two quarters.(1) The second quarter growth rate was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and the third quarter growth rate was 2.8 percent, higher than market expectations of 2 percent. This put average growth for 2013 so far on a firmer footing of 2.1 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year. However, this impact is likely to diminish as the year progresses.

•  Average monthly job gains strengthened in the fourth quarter of 2012 and into the first quarter 2013.(2) Average job growth in the second quarter wasn't quite as robust, at 182,000. Third quarter average monthly job gains fell to 163,000 but October job gains came in at 204,000, higher than market expectations. That said, October data may be called into question as survey periods were compromised and missing data were estimated because of the government shutdown.

Notwithstanding, the unemployment rate gradually declined over much of the period, from 7.8 percent in September 2012 to 7.3 percent in October 2013. However, the rate itself still is elevated and will continue to be a focus of Federal Reserve (Fed) policy, although it is creeping closer to the 7.0 percent threshold that the Fed has established for ending its latest quantitative easing (QE) program. (Employment data cited is from the Bureau of Labor Statistics and quarterly job growth averages are calculated by our team from Bloomberg data.)

•  Market sentiment focused on several regulatory developments during the period. The first was the possible expiration of Federal Deposit Insurance Corporation (FDIC)-insured, non-interest bearing transaction accounts (TAG) at the end of 2012. Ultimately, Congress did not act to extend the program and FDIC insurance for these accounts expired on December 31, 2012, leaving account holders with direct bank risk as opposed to FDIC (government) risk. While TAG account holders faced many factors that influenced their decision whether to hold bank credit risk or not, market data suggests that a large portion of the accounts remained uninsured post TAG expiration.

•  The market's other regulatory concern during the period centered on the Fed's unconventional stimulus programs, "Operation Twist" and its third round of QE. As expected, the Twist program ended in December 2012 and was replaced/supplemented by additional purchases of $45 billion per month of Treasury securities on top of its previously announced $40 billion per month of mortgage-backed securities purchases. Also at its December meeting, the Federal Open Market Committee (FOMC) changed from calendar-based guidance to economic data guidance, dropping the pledge to keep the target fed funds rate exceptionally low until mid-2015 and replacing it with data-based triggers. Namely, the Fed plans to keep rates exceptionally low as long as the unemployment rate is above 6.5 percent and inflation remains below 2.5 percent.

•  The January 2013 FOMC meeting minutes proved to be somewhat "hawkish" (a more aggressive stance about inflation and interest rates), focusing on balance sheet expansion and the need to be prepared to alter the size of the Fed's monthly

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Treasury Securities Portfolio

QE purchases, possibly with a tapering approach. However, in his semi-annual testimony to Congress, Chairman Bernanke had a more "dovish" tone (favoring a slower approach toward inflation and interest rates) and reiterated his commitment to QE until substantial labor market improvements are seen. In June, long-term interest rates rose sharply following comments from Chairman Bernanke indicating the Fed may start to scale back the QE program this year and end it in mid-2014 if the Fed is confident economic gains can be sustained.

•  In September, the FOMC did not reduce its asset purchase program, much to the markets' surprise, stating that it would await more evidence of sustained economic progress before adjusting from the current pace of $85 billion per month and that all decisions will be data dependent. The Fed is now likely to push back the timing of tapering due to the aforementioned government shutdown, the subsequent delayed economic data, and the shaken market confidence. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place. With the nomination of Janet Yellen as the next Fed chair, dovish policy is likely to continue.

•  Another significant event for the Treasury markets was the federal budget and debt ceiling debate. In early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal spending negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, it was really the threat of breaching the debt ceiling that represented the major concern. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. To avoid this price volatility, we proactively managed our Treasury exposure so that the Portfolio held no U.S. Treasury positions maturing between October 16 and November 20. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord provides funding for the federal government until January 15, 2014 and suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014.

Following the end of the impasse, the elevated Treasury levels reverted to their pre-crisis, near-zero levels.

•  The Federal Reserve Bank of New York's (FRBNY) fixed-rate, full-allotment reverse repurchase agreement facility, which began in late September, continued to aid money market investors. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis. The initial rate for these loans was set at 0.01 percent, but as of November 1, the rate increased to 0.03 percent. It will help set somewhat of a floor on short rates while significantly increasing the supply of high quality, short-term securities available in the market.

Management Strategies

•  As of October 31, 2013, the Portfolio had net assets of approximately $3.5 billion. The Portfolio's WAM and WAL were 45 days and 45 days, respectively.

•  This Portfolio is invested 100 percent in U.S. Treasury obligations. Yields on short-term Treasuries remained very low, which resulted in limited yield opportunities. As a result, we continued to maintain a short maturity profile.

(1)  GDP data cited are from the Bureau of Economic Analysis, unless otherwise noted.

(2)  Employment data cited are from the Bureau of Labor Statistics; quarterly job growth averages are calculated by the management team.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

2013 Annual Report

October 31, 2013

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.9%)
U.S. Treasury Bills,
0.00%, 11/29/13 (a)(b)	$32,000	$32,000
0.01%, 11/29/13 - 12/5/13 (a)	117,500	117,493
0.02%, 11/7/13 (a)	100,000	100,000
0.04%, 11/29/13 (a)	195,000	194,994
0.05%, 11/21/13 - 1/30/14 (a)	450,000	449,962
0.06%, 11/29/13 (a)	205,000	204,991
0.07%, 11/21/13 - 1/23/14 (a)	467,000	466,978
0.08%, 11/21/13 - 2/20/14 (a)	285,000	284,975
0.09%, 11/21/13 - 1/2/14 (a)	425,000	424,976
0.11%, 11/21/13 (a)	650,000	649,961
0.14%, 8/21/14 (a)	10,000	9,989
U.S. Treasury Notes,
0.25%, 11/30/13 - 2/28/14	85,000	85,026
1.00%, 1/15/14	10,000	10,018
1.25%, 3/15/14	260,000	261,163
1.50%, 12/31/13	50,000	50,120
1.75%, 1/31/14 - 3/31/14	35,000	35,171
1.88%, 2/28/14	100,000	100,603
2.00%, 11/30/13	40,000	40,060
Total Investments (99.9%) (Cost $3,518,480)		3,518,480
Other Assets in Excess of Liabilities (0.1%)		4,688
Net Assets (100.0%)		$3,523,168

(a)  Rate shown is the yield to maturity at October 31, 2013.

(b)  Rate is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited)

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

Performance

For the fiscal year ended October 31, 2013, the Portfolio's Institutional Share Class had a total return of 0.01%. For the seven-day period ended October 31, 2013, the Portfolio's Institutional Share Class provided an annualized current yield of 0.01% (subsidized) and -0.26% (non-subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -0.27% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  For municipal governments in general, the economic picture has begun to brighten but the recovery is progressing at a slow pace. Fiscal strains have softened and many state and local governments have been able to achieve budgetary balance through a combination of cost cutting and revenue enhancement measures. Nonetheless, pockets of serious stress remain, with the situation in the City of Detroit being the most prominent example.

•  While revenues are generally projected to grow in fiscal 2014, state and local budgets will remain challenged. States' options to remedy budget gaps will reflect measures already taken; states that have already implemented steep spending cuts will have a more difficult time making additional reductions, and states that enacted revenue increases to close previous gaps may not have the political or public support to adjust revenues upward again.

•  Despite increases over the past 12 quarters — a full three years of continual gains — overall tax collections are still comparatively weak by recent historical standards. States might be seeing more revenue than expected and more revenue compared to the previous years, but that is not an indication that states are out of the woods. Growth in tax revenues has been steady, but sluggish, according to the Rockefeller Institute of Government.

•  June 30 marked the end of most state and local governments' fiscal years. Almost all state and local governments are required by their constitutions or charters to pass balanced budgets. Forty-five states passed balanced budgets for fiscal year 2014, which started on July 1 for most.

•  For year to date 2013, issuance dropped 14%. According to Thomson Reuters data, issuers have been discouraged from coming to market as interest rates rose after the Federal Reserve (Fed) said in June that it may taper its program of bond purchases. Short-term issuance also continued to decline as supply of Variable Rate Demand Notes (VRDNs), which represent the majority of short-term tax-exempt instruments, was down.

Management Strategies

•  In the current environment of near-zero interest rates and halting improvement in municipal economies, our strategy has placed an emphasis on maintaining high levels of liquidity with diligent oversight of credit quality, portfolio maturity and diversification. Daily and weekly Variable Rate Demand Obligations (VRDOs) make up approximately two-thirds of the Portfolio. An additional component is allocated to longer variable-rate securities and the balance of the Portfolio is invested in tax-exempt commercial paper and fixed-rate municipal notes and short-maturity bonds. The Portfolio's WAM and WAL were 38 and 39 days, respectively, at month-end.

•  The tentative state of the economic recovery and the recent pressures in the long-term fixed income markets call for a watchful approach in the period ahead. We will carefully monitor developments on the state and local government front. We believe that the Fed will maintain short-term interest rates at exceptionally low levels until there is clear evidence that the economy is on solid footing.

2013 Annual Report

October 31, 2013

Investment Overview (unaudited) (cont'd)

Tax-Exempt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	65.6%
Put Option Bonds	10.9
Municipal Bonds & Notes	9.9
Commercial Paper	6.1
Daily Variable Rate Bonds	5.1
Other*	2.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

2013 Annual Report

October 31, 2013

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.9%)
Commercial Paper (a) (6.1%)
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-2 0.20%, 3/5/14 - 4/3/14	$2,000	$2,000
New York City Municipal Water Finance Authority, NY, Fiscal 1994 Ser 1 0.12%, 11/18/13	5,000	5,000
North Texas Tollway Authority, TX, Ser 2009 D 0.12%, 12/10/13	1,000	1,000
San Antonio, TX, Water System Ser 2012 A 0.11%, 11/14/13	5,000	5,000
		13,000
Daily Variable Rate Bonds (5.1%)
Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012 0.06%, 11/1/41	7,800	7,800
New York City, NY, Fiscal 2012 Subser G-6 0.08%, 4/1/42	2,950	2,950
		10,750
Floating Rate Note (2.3%)
JP Morgan Chase & Co, TX, Texas Ser 2013 TRANs PUTTERs Ser 4394 0.12%, 2/27/14	5,000	5,000
		5,000
Municipal Bonds & Notes (9.9%)
Akron, OH, Health Benefit Claims Special Obligation Income Tax Supported Ser 2013 BANs 1.13%, 3/13/14	1,600	1,604
California, Ser 2013-14 A-2 RANs 2.00%, 6/23/14	2,000	2,023
Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes 1.25%, 10/15/14	1,000	1,009
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2008 B 5.25%, 12/1/13	1,300	1,305
Methodist Hospital System Ser 2009 4.00%, 6/1/14	1,000	1,021
Hazard, KY, Appalachian Regional Healthcare Ser 2012 BANs 1.00%, 12/1/13	2,000	2,001
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1 1.00%, 9/1/14	250	252
Los Angeles County Schools Pooled Financing Program, CA, Pooled 2012-2013 Ser C-8 TRANs 2.00%, 1/31/14	3,000	3,012
Metropolitan Transportation Authority, NY, Ser 2008 B-1 5.00%, 11/15/13	590	591
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013 1.00%, 2/1/14	600	601
	Face Amount (000)	Value (000)
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2005 Ser A Subser A1 5.00%, 11/1/13	$400	$400
New York State, Ser 2011 E 4.00%, 12/15/13	500	502
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs 1.00%, 3/1/14	1,000	1,002
San Antonio, TX, Electric & Gas Systems Ser 2008 A 5.50%, 2/1/14	500	507
Texas, Ser 2013 TRANs 2.00%, 8/28/14	5,000	5,074
Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs 1.00%, 9/1/14	250	251
		21,155
Put Option Bonds (10.9%)
Deutsche Bank SPEARS, ND, North Dakota Housing Finance Agency Home Mortgage 2012 Ser A SPEARS Ser DBE-1119 0.27%, 7/1/34 (b)(c)	3,240	3,240
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B 0.20%, 4/1/51 (c)	1,400	1,400
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 0.13%, 1/30/14 (b)(c)	2,000	2,000
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1 0.18%, 2/1/46 (c)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3 0.18%, 2/1/46 (c)	1,300	1,300
Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B 0.20%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2010 C 0.20%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2012 A 0.16%, 11/1/34 (c)	1,050	1,050
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A 0.19%, 10/1/27 (c)	1,000	1,000
RBC Municipal Products Trust, Inc., PR, Puerto Rico Highways & Transportation Authority Ser 2013 A BANs Floater Certificates Ser E-46 0.18%, 9/1/15 (b)(c)	5,000	5,000
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2 0.17%, 11/1/34 (c)	1,210	1,210
		23,170

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (65.6%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W 0.10%, 1/1/38 (b)	$5,000	$5,000
Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C 0.04%, 12/31/47	10,000	10,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009 0.08%, 8/1/39	7,000	7,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2007 A 0.08%, 11/1/37	5,900	5,900
Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X 0.12%, 10/1/33 (b)	5,530	5,530
Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X 0.10%, 6/15/45 (b)	1,430	1,430
District of Columbia, The Pew Charitable Trusts Ser 2008 A 0.07%, 4/1/38	10,000	10,000
Gainesville, FL, Utilities System 2008 Ser B 0.05%, 10/1/38	5,900	5,900
Houston, TX, Combined Utility System First Lien Ser 2004 B2 0.06%, 5/15/34	13,800	13,800
Indiana Finance Authority, Trinity Health Ser 2008 D-1 0.07%, 12/1/34	9,800	9,800
JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 0.12%, 11/28/13 (b)	5,000	5,000
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A 0.08%, 8/1/40	8,000	8,000
Massachusetts Water Resources Authority, Gen Ser 2008 A-1 0.08%, 8/1/37	1,500	1,500
Gen Ser 2008 A-3 0.07%, 8/1/37	9,100	9,100
Mobile Downtown Redevelopment Authority, AL, Gulf Opportunity Zone Austal USA LLC Ser 2011 A 0.07%, 5/1/41	7,105	7,105
Gulf Opportunity Zone Austal USA LLC Ser 2011 B 0.07%, 5/1/41	9,180	9,180
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5 0.07%, 2/1/35	3,300	3,300
New York City, NY, Fiscal 2008 Ser J Subser J-3 0.07%, 8/1/23	9,800	9,800
	Face Amount (000)	Value (000)
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2 0.08%, 11/1/38	$10,000	$10,000
Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X 0.11%, 8/15/41 (b)	2,145	2,145
		139,490
Total Investments (99.9%) (Cost $212,565)		212,565
Other Assets in Excess of Liabilities (0.1%)		233
Net Assets (100.0%)		$212,798

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2013.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

RANs  Revenue Anticipation Notes.

TRANs  Tax and Revenue Anticipation Notes.

TRs  Trust Receipts.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$42,507	20.0%
New York	25,973	12.2
Florida	22,430	10.5
Virginia	17,020	8.0
Alabama	16,285	7.7
Massachusetts	11,810	5.6
California	10,035	4.7
District of Columbia	10,000	4.7
Indiana	9,800	4.6
Georgia	8,000	3.8
Nebraska	7,000	3.3
Colorado	5,900	2.8
Kentucky	5,555	2.6
Arizona	5,000	2.3
Puerto Rico	5,000	2.3
North Dakota	3,240	1.5
Ohio	2,613	1.2
Utah	2,145	1.0
Illinois	1,400	0.7
Minnesota	601	0.3
Wisconsin	251	0.1
	$212,565	99.9%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,529,806		$25,723,493		$22,726,458		$69,048
Total Investments in Securities, at Value(1)	2,529,806		25,723,493		22,726,458		69,048
Cash	61		190		14		2,012
Interest Receivable	563		6,363		3,621		62
Receivable for Portfolio Shares Sold	1,000		—	@	—		—
Due from Adviser	—		—		288		45
Other Assets	75		415		252		19
Total Assets	2,531,505		25,730,461		22,730,633		71,186
Liabilities:
Payable for Investments Purchased	5,000		275,000		338,945		—
Payable for Administration Fees	98		1,036		925		2
Payable for Advisory Fees	122		1,911		—		—
Dividends Declared	45		523		365		—	@
Payable for Custodian Fees	26		121		112		3
Payable for Professional Fees	17		21		21		17
Payable for Transfer Agent Fees	4		8		6		2
Administration Plan Fees Payable — Institutional Select Class	11		159		115		1
Administration Plan Fees Payable — Investor Class	1		—	@	7		—	@
Administration Plan Fees Payable — Administrative Class	—	@	1		7		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	1		46		88		—	@
Distribution Plan and Shareholder Service Plan Fees Payable — Participant Class	2		3		—	@	—	@
Distribution Plan and Shareholder Service Plan Fees Payable — Cash Management Class	31		1		6		22
Other Liabilities	79		369		176		41
Total Liabilities	5,437		279,199		340,773		88
Net Assets	$2,526,068		$25,451,262		$22,389,860		$71,098
Net Assets Consist Of:
Paid-in-Capital	$2,526,099		$25,451,512		$22,389,996		$71,106
Undistributed Net Investment Income (Loss)	66		(250)		(136)		(8)
Accumulated Net Realized Loss	(97)		—		—		—
Net Assets	$2,526,068		$25,451,262		$22,389,860		$71,098
(1) Including: Repurchase Agreements, at Value	$1,076,400		$10,581,700		$14,840,480		$—

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,487,337	$25,176,395	$21,692,448	$64,687
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,487,320,499	25,176,096,553	21,692,104,765	64,674,820
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$100	$225,497	$270,517	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,003	225,495,064	270,516,098	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$1,874	$610	$50,578	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,874,593	609,440	50,570,440	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$7,820	$17,298	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	7,820,534	17,296,975	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$2,252	$32,791	$305,971	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,251,461	32,790,281	305,969,045	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$4,555	$6,319	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	4,555,102	6,318,612	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$29,850	$1,830	$52,948	$5,911
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	29,848,820	1,830,056	52,948,171	5,910,034
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Assets and Liabilities

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$8,692,894	$3,518,480		$212,565
Total Investments in Securities, at Value(1)	8,692,894	3,518,480		212,565
Cash	38	3,285		65
Interest Receivable	3,093	1,562		196
Due from Adviser	455	82		240
Other Assets	143	41		50
Total Assets	8,696,623	3,523,450		213,116
Liabilities:
Payable for Administration Fees	383	135		8
Dividends Declared	104	7		—	@
Payable for Custodian Fees	49	15		8
Payable for Professional Fees	20	19		19
Payable for Transfer Agent Fees	5	4		2
Administration Plan Fees Payable — Institutional Select Class	72	—	@	—	@
Administration Plan Fees Payable — Investor Class	1	—	@	—	@
Administration Plan Fees Payable — Administrative Class	1	—	@	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	77	—	@	8
Distribution Plan and Shareholder Service Plan Fees Payable — Participant Class	— @	—	@	13
Distribution Plan and Shareholder Service Plan Fees Payable — Cash Management Class	140	80		208
Other Liabilities	111	22		52
Total Liabilities	963	282		318
Net Assets	$8,695,660	$3,523,168		$212,798
Net Assets Consist Of:
Paid-in-Capital	$8,695,851	$3,523,194		$212,825
Undistributed Net Investment Income (Loss)	(100)	2		2
Accumulated Net Realized Loss	(91)	(28)		(29)
Net Assets	$8,695,660	$3,523,168		$212,798
(1) Including: Repurchase Agreements, at Value	$6,840,250	$—		$—

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$7,979,992	$3,371,706	$159,001
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	7,980,006,615	3,371,716,594	158,898,247
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$323,555	$1,172	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	323,559,016	1,171,716	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$100	$100	$104
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	100,000	104,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$50	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,067	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$287,694	$100	$7,596
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	287,693,689	100,000	7,594,976
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$105	$100	$13,193
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	104,794	100,000	13,191,023
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$104,164	$149,890	$32,704
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	104,161,160	149,891,909	32,632,282
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$7,622		$58,777	$23,220	$207
Interest from Securities of Affiliated Issuers (Note H)	—		11	43	—
Total Investment Income	7,622		58,788	23,263	207
Expenses:
Advisory Fees (Note B)	4,274		34,964	27,962	322
Administration Fees (Note C)	1,425		11,655	9,321	107
Custodian Fees (Note F)	152		746	654	16
Trustees' Fees and Expenses	71		493	396	6
Registration and Filing Fees	142		208	163	123
Professional Fees	98		92	94	102
Shareholder Reporting Fees	6		53	41	1
Pricing Fees	13		17	14	9
Transfer Agency Fees (Note E)	8		12	10	4
Administration Plan Fees — Institutional Select Class (Note D)	10		156	146	1
Administration Plan Fees — Investor Class (Note D)	2		1	22	—	@
Administration Plan Fees — Administrative Class (Note D)	—	@	1	27	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	4		185	578	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	15		28	1	1
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	77		2	31	14
Other Expenses	70		491	345	38
Total Expenses	6,367		49,104	39,805	744
Waiver of Advisory Fees (Note B)	(1,699)		(11,435)	(23,535)	(322)
Waiver of Administration Fees (Note C)	—		—	(702)	(11)
Expenses Reimbursed by Adviser (Note B)	—		—	(180)	(209)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(2)	(146)	(1)
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	(— @)	(22)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(1)	(27)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(3)		(142)	(577)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(12)		(24)	(— @)	(1)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(21)		(1)	(31)	(14)
Net Expenses	4,632		37,499	14,585	186
Net Investment Income	2,990		21,289	8,678	21
Realized Gain:
Investments Sold	7		7	9	9
Net Increase in Net Assets Resulting from Operations	$2,997		$21,296	$8,687	$30

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Operations

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$8,315	$2,363		$1,106
Dividends from Securities of Affiliated Issuer (Note H)	—	—		1
Total Investment Income	8,315	2,363		1,107
Expenses:
Advisory Fees (Note B)	12,260	4,658		1,098
Administration Fees (Note C)	4,087	1,553		366
Registration and Filing Fees	153	133		134
Custodian Fees (Note F)	277	94		34
Professional Fees	95	94		110
Trustees' Fees and Expenses	174	67		21
Shareholder Reporting Fees	18	8		7
Pricing Fees	11	9		1
Transfer Agency Fees (Note E)	8	6		4
Administration Plan Fees — Institutional Select Class (Note D)	103	—	@	—	@
Administration Plan Fees — Investor Class (Note D)	2	1		—	@
Administration Plan Fees — Administrative Class (Note D)	2	—	@	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	488	—	@	20
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	1	1		69
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	436	243		515
Other Expenses	189	104		58
Total Expenses	18,304	6,971		2,437
Waiver of Advisory Fees (Note B)	(10,541)	(4,262)		(731)
Waiver of Administration Fees (Note C)	(739)	(250)		(34)
Expenses Reimbursed by Adviser (Note B)	(133)	(169)		(63)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(103)	(—	@)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(2)	(1)		(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(2)	(—	@)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(488)	(—	@)	(20)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(1)	(—	@)	(69)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(435)	(242)		(498)
Rebate from Morgan Stanley Affiliate (Note H)	—	—		(2)
Net Expenses	5,860	2,047		1,020
Net Investment Income	2,455	316		87
Realized Loss:
Investments Sold	(92)	(28)		(—	@)
Net Increase in Net Assets Resulting from Operations	$2,363	$288		$87

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,990	$4,547	$21,289	$27,982
Net Realized Gain	7	13	7	29
Net Increase in Net Assets Resulting from Operations	2,997	4,560	21,296	28,011
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(2,970)	(4,493)	(21,105)	(27,694)
Institutional Select Class:
Net Investment Income	(14)	(6)	(176)	(284)
Investor Class:
Net Investment Income	(— @)	(21)	(— @)	(2)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(— @)	(7)	(2)
Participant Class:
Net Investment Income	(— @)	(— @)	(1)	(— @)
Cash Management Class:
Net Investment Income	(6)	(27)	(— @)	(— @)
Total Distributions	(2,990)	(4,547)	(21,289)	(27,982)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	36,150,714	32,210,385	263,685,304	172,787,280
Distributions Reinvested	1,709	2,901	11,141	13,891
Redeemed	(36,930,228)	(31,210,435)	(258,962,594)	(164,318,671)
Institutional Select Class:
Subscribed	100,000	80,000	2,429,463	1,859,731
Distributions Reinvested	9	3	101	151
Redeemed	(125,012)	(55,000)	(2,705,687)	(1,555,442)
Investor Class:
Subscribed	6,225	166,449	5,000	4
Distributions Reinvested	— @	21	— @	— @
Redeemed	(5,642)	(179,674)	(5,000)	(2,588)
Administrative Class:
Subscribed	—	—	9,643	—
Distributions Reinvested	—	—	— @	—
Redeemed	—	—	(1,892)	(30)
Advisory Class:
Subscribed	6,044	608	593,101	28,973
Distributions Reinvested	— @	— @	7	2
Redeemed	(4,184)	(506)	(571,532)	(43,053)
Participant Class:
Subscribed	13,951	7,197	10,531	3,006
Distributions Reinvested	—	—	1	— @
Redeemed	(9,977)	(8,681)	(5,982)	(6,628)
Cash Management Class:
Subscribed	220,486	412,941	10,995	1,493
Distributions Reinvested	5	26	— @	— @
Redeemed	(270,039)	(412,023)	(10,658)	(388)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(845,939)	1,014,212	4,491,942	8,767,731
Total Increase (Decrease) in Net Assets	(845,932)	1,014,225	4,491,949	8,767,760
Net Assets:
Beginning of Period	3,372,000	2,357,775	20,959,313	12,191,553
End of Period	$2,526,068	$3,372,000	$25,451,262	$20,959,313
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$66	$66	$(250)	$(171)

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	36,150,714	32,210,385	263,685,304	172,787,280
Shares Issued on Distributions Reinvested	1,709	2,901	11,141	13,891
Shares Redeemed	(36,930,228)	(31,210,435)	(258,962,594)	(164,318,671)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(777,805)	1,002,851	4,733,851	8,482,500
Institutional Select Class:
Shares Subscribed	100,000	80,000	2,429,463	1,859,731
Shares Issued on Distributions Reinvested	9	3	101	151
Shares Redeemed	(125,012)	(55,000)	(2,705,687)	(1,555,442)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(25,003)	25,003	(276,123)	304,440
Investor Class:
Shares Subscribed	6,225	166,449	5,000	4
Shares Issued on Distributions Reinvested	— @@	21	— @@	— @@
Shares Redeemed	(5,642)	(179,674)	(5,000)	(2,588)
Net Increase (Decrease) in Investor Class Shares Outstanding	583	(13,204)	—	(2,584)
Administrative Class:
Shares Subscribed	—	—	9,643	—
Shares Issued on Distributions Reinvested	—	—	— @@	—
Shares Redeemed	—	—	(1,892)	(30)
Net Increase (Decrease) in Administrative Class Shares Outstanding	—	—	7,751	(30)
Advisory Class:
Shares Subscribed	6,044	608	593,101	28,973
Shares Issued on Distributions Reinvested	— @@	— @@	7	2
Shares Redeemed	(4,184)	(506)	(571,532)	(43,053)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1,860	102	21,576	(14,078)
Participant Class:
Shares Subscribed	13,951	7,197	10,531	3,006
Shares Issued on Distributions Reinvested	—	—	1	— @@
Shares Redeemed	(9,977)	(8,681)	(5,982)	(6,628)
Net Increase (Decrease) in Participant Class Shares Outstanding	3,974	(1,484)	4,550	(3,622)
Cash Management Class:
Shares Subscribed	220,486	412,941	10,995	1,493
Shares Issued on Distributions Reinvested	5	26	— @@	— @@
Shares Redeemed	(270,039)	(412,023)	(10,658)	(388)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(49,548)	944	337	1,105

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8,678	$5,223	$21	$41
Net Realized Gain (Loss)	9	64	9	(2)
Net Increase in Net Assets Resulting from Operations	8,687	5,287	30	39
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(8,409)	(5,082)	(20)	(40)
Institutional Select Class:
Net Investment Income	(134)	(52)	(— @)	(— @)
Investor Class:
Net Investment Income	(10)	(6)	(— @)	(— @)
Administrative Class:
Net Investment Income	(8)	(8)	(— @)	(— @)
Advisory Class:
Net Investment Income	(108)	(74)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(9)	(1)	(1)	(1)
Total Distributions	(8,678)	(5,223)	(21)	(41)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	152,378,015	96,639,486	605,392	1,304,773
Distributions Reinvested	4,138	2,666	15	38
Redeemed	(143,264,575)	(89,849,106)	(771,060)	(1,667,635)
Institutional Select Class:
Subscribed	5,449,308	2,704,620	50,000	50,000
Distributions Reinvested	70	27	—	—
Redeemed	(5,351,443)	(2,542,166)	(50,000)	(50,000)
Investor Class:
Subscribed	100,092	128,105	—	—
Distributions Reinvested	10	6	—	— @
Redeemed	(60,419)	(131,160)	—	(50,000)
Administrative Class:
Distributions Reinvested	8	8	—	—
Redeemed	(776)	(1,061)	—	—
Advisory Class:
Subscribed	402,844	214,331	—	—
Distributions Reinvested	71	23	—	—
Redeemed	(318,386)	(141,330)	—	—
Cash Management Class:
Subscribed	111,900	10,516	19,813	1,966
Distributions Reinvested	7	1	1	1
Redeemed	(61,723)	(8,845)	(27,644)	(2,912)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,389,141	7,026,121	(173,483)	(413,769)
Total Increase in Net Assets	9,389,150	7,026,185	(173,474)	(413,771)
Net Assets:
Beginning of Period	13,000,710	5,974,525	244,572	658,343
End of Period	$22,389,860	$13,000,710	$71,098	$244,572
Undistributed Net Investment Loss Included in End of Period Net Assets	$(136)	$(14)	$(8)	$(2)

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	152,378,015	96,639,486	605,392	1,304,773
Shares Issued on Distributions Reinvested	4,138	2,666	15	38
Shares Redeemed	(143,264,575)	(89,849,106)	(771,060)	(1,667,635)
Net Increase (Decrease) in Institutional Class Shares Outstanding	9,117,578	6,793,046	(165,653)	(362,824)
Institutional Select Class:
Shares Subscribed	5,449,308	2,704,620	50,000	50,000
Shares Issued on Distributions Reinvested	70	27	—	—
Shares Redeemed	(5,351,443)	(2,542,166)	(50,000)	(50,000)
Net Increase in Institutional Select Class Shares Outstanding	97,935	162,481	—	—
Investor Class:
Shares Subscribed	100,092	128,105	—	—
Shares Issued on Distributions Reinvested	10	6	—	— @@
Shares Redeemed	(60,419)	(131,160)	—	(50,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	39,683	(3,049)	—	(50,000)
Administrative Class:
Shares Issued on Distributions Reinvested	8	8	—	—
Shares Redeemed	(776)	(1,061)	—	—
Net Decrease in Administrative Class Shares Outstanding	(768)	(1,053)	—	—
Advisory Class:
Shares Subscribed	402,844	214,331	—	—
Shares Issued on Distributions Reinvested	71	23	—	—
Shares Redeemed	(318,386)	(141,330)	—	—
Net Increase in Advisory Class Shares Outstanding	84,529	73,024	—	—
Cash Management Class:
Shares Subscribed	111,900	10,516	19,813	1,966
Shares Issued on Distributions Reinvested	7	1	1	1
Shares Redeemed	(61,723)	(8,845)	(27,644)	(2,912)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	50,184	1,672	(7,830)	(945)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,455	$1,511	$316	$298
Net Realized Gain (Loss)	(92)	15	(28)	17
Net Increase in Net Assets Resulting from Operations	2,363	1,526	288	315
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(2,246)	(1,386)	(300)	(290)
Institutional Select Class:
Net Investment Income	(62)	(15)	(— @)	(—	@)
Investor Class:
Net Investment Income	(1)	(1)	(— @)	(—	@)
Administrative Class:
Net Investment Income	(— @)	(1)	(— @)	(—	@)
Advisory Class:
Net Investment Income	(59)	(30)	(— @)	(—	@)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(—	@)
Cash Management Class:
Net Investment Income	(87)	(78)	(16)	(8)
Total Distributions	(2,455)	(1,511)	(316)	(298)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	59,298,074	56,808,128	19,262,881	11,761,843
Distributions Reinvested	952	725	233	254
Redeemed	(57,458,684)	(55,333,368)	(18,902,195)	(11,424,257)
Institutional Select Class:
Subscribed	1,011,326	351,028	2,143	12,000
Distributions Reinvested	31	15	— @	—	@
Redeemed	(730,365)	(388,580)	(1,071)	(12,050)
Investor Class:
Subscribed	8,500	3,771	40,000	7,050
Distributions Reinvested	— @	— @	— @	—	@
Redeemed	(8,500)	(58,585)	(40,083)	(6,967)
Administrative Class:
Subscribed	50	—	—	—
Distributions Reinvested	— @	1	—	—
Redeemed	(1,863)	(6,096)	—	—
Advisory Class:
Subscribed	1,507,952	1,870,036	—	—
Distributions Reinvested	1	— @	—	—
Redeemed	(1,441,689)	(1,765,462)	—	—
Participant Class:
Subscribed	103	208	—	—
Distributions Reinvested	— @	— @	—	—
Redeemed	(135)	(200)	—	—
Cash Management Class:
Subscribed	521,102	588,523	297,324	228,893
Distributions Reinvested	77	76	15	7
Redeemed	(836,563)	(484,846)	(316,591)	(102,541)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,870,369	1,585,374	342,656	464,232
Total Increase in Net Assets	1,870,277	1,585,389	342,628	464,249
Net Assets:
Beginning of Period	6,825,383	5,239,994	3,180,540	2,716,291
End of Period	$8,695,660	$6,825,383	$3,523,168	$3,180,540
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(100)	$(40)	$2	$2
The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	59,298,074	56,808,128	19,262,881	11,761,843
Shares Issued on Distributions Reinvested	952	725	233	254
Shares Redeemed	(57,458,684)	(55,333,368)	(18,902,195)	(11,424,257)
Net Increase in Institutional Class Shares Outstanding	1,840,342	1,475,485	360,919	337,840
Institutional Select Class:
Shares Subscribed	1,011,326	351,028	2,143	12,000
Shares Issued on Distributions Reinvested	31	15	— @@	— @@
Shares Redeemed	(730,365)	(388,580)	(1,071)	(12,050)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	280,992	(37,537)	1,072	(50)
Investor Class:
Shares Subscribed	8,500	3,771	40,000	7,050
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@
Shares Redeemed	(8,500)	(58,585)	(40,083)	(6,967)
Net Increase (Decrease) in Investor Class Shares Outstanding	—	(54,814)	(83)	83
Administrative Class:
Shares Subscribed	50	—	—	—
Shares Issued on Distributions Reinvested	— @@	1	—	—
Shares Redeemed	(1,863)	(6,096)	—	—
Net Decrease in Administrative Class Shares Outstanding	(1,813)	(6,095)	—	—
Advisory Class:
Shares Subscribed	1,507,952	1,870,036	—	—
Shares Issued on Distributions Reinvested	1	— @@	—	—
Shares Redeemed	(1,441,689)	(1,765,462)	—	—
Net Increase in Advisory Class Shares Outstanding	66,264	104,574	—	—
Participant Class:
Shares Subscribed	103	208	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(135)	(200)	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	(32)	8	—	—
Cash Management Class:
Shares Subscribed	521,102	588,523	297,324	228,893
Shares Issued on Distributions Reinvested	77	76	15	7
Shares Redeemed	(836,563)	(484,846)	(316,591)	(102,541)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(315,384)	103,753	(19,252)	126,359

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$87	$177
Net Realized Gain (Loss)	(— @)	44
Net Increase in Net Assets Resulting from Operations	87	221
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(51)	(105)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(1)	(1)
Participant Class:
Net Investment Income	(1)	(2)
Cash Management Class:
Net Investment Income	(34)	(69)
Total Distributions	(87)	(177)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,400,508	2,304,798
Distributions Reinvested	42	94
Redeemed	(1,823,518)	(2,347,395)
Institutional Select Class:
Redeemed	—	(— @)
Advisory Class:
Subscribed	2,319	2,317
Distributions Reinvested	1	1
Redeemed	(2,364)	(1,087)
Participant Class:
Subscribed	1,934	22,293
Distributions Reinvested	1	2
Redeemed	(2,869)	(26,674)
Cash Management Class:
Subscribed	1,046,033	1,844,416
Distributions Reinvested	31	68
Redeemed	(1,664,182)	(1,818,855)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,042,064)	(20,022)
Total Decrease in Net Assets	(1,042,064)	(19,978)
Net Assets:
Beginning of Period	1,254,862	1,274,840
End of Period	$212,798	$1,254,862
Undistributed Net Investment Income Included in End of Period Net Assets	$2	$2

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Year Ended October 31, 2013 (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,400,508	2,304,798
Shares Issued on Distributions Reinvested	42	94
Shares Redeemed	(1,823,518)	(2,347,395)
Net Decrease in Institutional Class Shares Outstanding	(422,968)	(42,503)
Institutional Select Class:
Shares Redeemed	—	(— @@)
Net Decrease in Institutional Select Class Shares Outstanding	—	(— @@)
Advisory Class:
Shares Subscribed	2,319	2,317
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(2,364)	(1,087)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(44)	1,231
Participant Class:
Shares Subscribed	1,934	22,293
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(2,869)	(26,674)
Net Decrease in Participant Class Shares Outstanding	(934)	(4,379)
Cash Management Class:
Shares Subscribed	1,046,033	1,844,416
Shares Issued on Distributions Reinvested	31	68
Shares Redeemed	(1,664,182)	(1,818,855)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(618,118)	25,629

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.001	††	$(0.000	)^	$(0.001)	$1.000	0.10%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)	1.000	0.17%
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)	1.000	0.15%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	1.000	0.18%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	1.000	0.53%^^
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.001	††	$(0.000	)^	$(0.001)	$1.000	0.05%
Year Ended 10/31/12	1.000	0.001	††	0.000	^	(0.001)	1.000	0.12%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.10%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.13%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	1.000	0.48%^^
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.07%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.08%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	1.000	0.43%^^
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.04%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	1.000	0.38%^^
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.31%^^
Participant Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.21%^^
Cash Management Class
Year Ended 10/31/13	$1.000	$(0.000	)††^	$0.000	^	$(0.000)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.28%^^

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Year Ended 10/31/13	$2,487,337	0.16	%R	N/A		0.22	%R	0.11	%R	0.05	%R
Year Ended 10/31/12	3,265,136	0.16	%R	N/A		0.22	%R	0.17	%R	0.11	%R
Year Ended 10/31/11	2,262,272	0.16	%R	N/A		0.22	%R	0.15	%R	0.09	%R
Year Ended 10/31/10	3,069,495	0.16	%R	N/A		0.22	%R	0.16	%R	0.10	%R
Year Ended 10/31/09	4,438,771	0.22%		0.16%		0.27%		0.56%		0.51%
Institutional Select Class
Year Ended 10/31/13	$100	0.21	%R	N/A		0.27	%R	0.06	%R	0.00	%R§
Year Ended 10/31/12	25,102	0.21	%R	N/A		0.27	%R	0.12	%R	0.06	%R
Year Ended 10/31/11	100	0.21	%R	N/A		0.27	%R	0.10	%R	0.04	%R
Year Ended 10/31/10	100	0.21	%R	N/A		0.27	%R	0.11	%R	0.05	%R
Year Ended 10/31/09	100	0.27%		0.21%		0.33	%†	0.64%		0.58%
Investor Class
Year Ended 10/31/13	$1,874	0.25	%R	N/A		0.32	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/12	1,292	0.26	%R	N/A		0.32	%R	0.07	%R	0.01	%R
Year Ended 10/31/11	14,496	0.25	%R†	N/A		0.32	%R	0.06	%R	(0.01	)%R
Year Ended 10/31/10	2,435	0.26	%R	N/A		0.32	%R	0.06	%R	0.00	%R§
Year Ended 10/31/09	1,491	0.32%		0.26%		0.37%		0.34%		0.29%
Administrative Class
Year Ended 10/31/13	$100	0.25	%R†	N/A		0.37	%R	0.02	%R	(0.10	)%R
Year Ended 10/31/12	100	0.30	%R†	N/A		0.37	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	100	0.28	%R†	N/A		0.37	%R	0.03	%R	(0.06	)%R
Year Ended 10/31/10	100	0.30	%R	N/A		0.37	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/09	100	0.37%		0.30	%†	0.42%		0.39%		0.34%
Advisory Class
Year Ended 10/31/13	$2,252	0.25	%R†	N/A		0.47	%R	0.02	%R	(0.20	)%R
Year Ended 10/31/12	391	0.31	%R†	N/A		0.47	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/11	289	0.29	%R†	N/A		0.47	%R	0.02	%R	(0.16	)%R
Year Ended 10/31/10	248	0.33	%R	N/A		0.47	%R	(0.01	)%R	(0.15	)%R
Year Ended 10/31/09	274	0.47%		0.40	%†	0.54	%†	0.44%		0.37%
Participant Class
Year Ended 10/31/13	$4,555	0.24	%R†	N/A		0.72	%R	0.03	%R	(0.45	)%R
Year Ended 10/31/12	581	0.32	%R†	N/A		0.72	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/11	2,065	0.33	%R†	N/A		0.72	%R	(0.02	)%R	(0.41	)%R
Year Ended 10/31/10	5,422	0.34	%R	N/A		0.72	%R	(0.02	)%R	(0.40	)%R
Year Ended 10/31/09	34,092	0.48	%†	0.43	%†	0.76	%†	0.18%		(0.10)%
Cash Management Class
Year Ended 10/31/13	$29,850	0.27	%R†	N/A		0.37	%R	(0.00	)%R§	(0.10	)%R
Year Ended 10/31/12	79,398	0.30	%R†	N/A		0.37	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	78,453	0.28	%R†	N/A		0.37	%R	0.03	%R	(0.06	)%R
Year Ended 10/31/10	128,496	0.30	%R	N/A		0.46	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/09	147,565	0.48	%†	0.40	%†	0.58	%†	0.32%		0.22%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$1.000	0.09%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.16%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.12%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)		1.000	0.16%^^
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)		1.000	0.45%^^
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.11%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.08%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.11%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		1.000	0.40%^^
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		1.000	0.35%^^
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%^^
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		1.000	0.30%^^
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.23%^^
Participant Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.15%^^
Cash Management Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%^^
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)		1.000	0.21%^^

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Year Ended 10/31/13	$25,176,395	0.16	%R	N/A		0.21	%R	0.09	%R	0.04	%R
Year Ended 10/31/12	20,442,537	0.16	%R	N/A		0.21	%R	0.16	%R	0.11	%R
Year Ended 10/31/11	11,960,009	0.16	%R	N/A		0.21	%R	0.13	%R	0.08	%R
Year Ended 10/31/10	14,068,183	0.16	%R	N/A		0.21	%R	0.15	%R	0.10	%R
Year Ended 10/31/09	11,996,876	0.21%		0.16%		0.26%		0.47%		0.42%
Institutional Select Class
Year Ended 10/31/13	$225,497	0.21	%R	N/A		0.26	%R	0.04	%R	(0.01	)%R
Year Ended 10/31/12	501,620	0.21	%R	N/A		0.26	%R	0.11	%R	0.06	%R
Year Ended 10/31/11	197,179	0.21	%R	N/A		0.26	%R	0.08	%R	0.03	%R
Year Ended 10/31/10	157,554	0.21	%R	N/A		0.26	%R	0.10	%R	0.05	%R
Year Ended 10/31/09	19,172	0.26%		0.20	%†	0.32	%†	0.80%		0.74%
Investor Class
Year Ended 10/31/13	$610	0.24	%R†	N/A		0.31	%R	0.01	%R	(0.06	)%R
Year Ended 10/31/12	609	0.26	%R	N/A		0.31	%R	0.06	%R	0.01	%R
Year Ended 10/31/11	3,193	0.25	%R†	N/A		0.31	%R	0.04	%R	(0.02	)%R
Year Ended 10/31/10	7,467	0.26	%R	N/A		0.31	%R	0.05	%R	0.00	%§R
Year Ended 10/31/09	6,990	0.31%		0.26%		0.36%		0.55%		0.50%
Administrative Class
Year Ended 10/31/13	$7,820	0.21	%R†	N/A		0.36	%R	0.04	%R	(0.11	)%R
Year Ended 10/31/12	70	0.30	%R†	N/A		0.36	%R	0.02	%R	(0.04	)%R
Year Ended 10/31/11	100	0.27	%R†	N/A		0.36	%R	0.02	%R	(0.07	)%R
Year Ended 10/31/10	100	0.29	%R	N/A		0.36	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/09	100	0.36%		0.30	%†	0.42	%†	0.85%		0.79%
Advisory Class
Year Ended 10/31/13	$32,791	0.22	%R†	N/A		0.46	%R	0.03	%R	(0.21	)%R
Year Ended 10/31/12	11,215	0.30	%R†	N/A		0.46	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/11	25,293	0.28	%R†	N/A		0.46	%R	0.01	%R	(0.17	)%R
Year Ended 10/31/10	29,069	0.30	%R	N/A		0.46	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/09	118,342	0.43	%†	0.38	%†	0.51%		0.32%		0.24%
Participant Class
Year Ended 10/31/13	$6,319	0.23	%R†	N/A		0.71	%R	0.02	%R	(0.46	)%R
Year Ended 10/31/12	1,769	0.30	%R†	N/A		0.71	%R	0.02	%R	(0.39	)%R
Year Ended 10/31/11	5,391	0.27	%R†	N/A		0.71	%R	0.02	%R	(0.42	)%R
Year Ended 10/31/10	4,078	0.30	%R	N/A		0.71	%R	0.01	%R	(0.40	)%R
Year Ended 10/31/09	13,436	0.53	%†	0.47	%†	0.76%		0.17%		(0.06)%
Cash Management Class
Year Ended 10/31/13	$1,830	0.24	%R†	N/A		0.36	%R	0.01	%R	(0.11	)%R
Year Ended 10/31/12	1,493	0.29	%R†	N/A		0.36	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	388	0.26	%R†	N/A		0.36	%R	0.03	%R	(0.07	)%R
Year Ended 10/31/10	1,912	0.34	%R	N/A		0.45	%R	(0.03	)%R	(0.14	)%R
Year Ended 10/31/09	3,533	0.46	%†	0.41	%†	0.56%		0.28%		0.18%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001	)^	1.000	0.06%
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)		1.000	0.31%
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		1.000	0.26%
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.22%
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.19%
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.14%
Participant Class
Year Ended 10/31/13	$1.000	$(0.000	)††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.08%
Cash Management Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.12%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/13	$21,692,448	0.08	%R	N/A		0.21	%R	0.04	%R	(0.09	)%R
Year Ended 10/31/12	12,574,861	0.12	%R	N/A		0.21	%R	0.05	%R	(0.04	)%R
Year Ended 10/31/11	5,781,753	0.14	%R	N/A		0.22	%R	0.03	%R	(0.05	)%R
Year Ended 10/31/10	6,717,236	0.15	%R	N/A		0.21	%R	0.07	%R	0.01	%R
Year Ended 10/31/09	8,395,247	0.19%		0.16%		0.25%		0.36%		0.30%
Institutional Select Class
Year Ended 10/31/13	$270,517	0.08	%R†	N/A		0.26	%R	0.04	%R	(0.14	)%R
Year Ended 10/31/12	172,582	0.12	%R†	N/A		0.26	%R	0.05	%R	(0.09	)%R
Year Ended 10/31/11	10,100	0.15	%R†	N/A		0.27	%R	0.02	%R	(0.10	)%R
Year Ended 10/31/10	100	0.17	%R	N/A		0.26	%R	0.05	%R	(0.04	)%R
Year Ended 10/31/09	200,016	0.24%		0.21%		0.29	%†	0.27%		0.22%
Investor Class
Year Ended 10/31/13	$50,578	0.08	%R†	N/A		0.31	%R	0.04	%R	(0.19	)%R
Year Ended 10/31/12	10,894	0.12	%R†	N/A		0.31	%R	0.05	%R	(0.14	)%R
Year Ended 10/31/11	13,944	0.18	%R†	N/A		0.32	%R	(0.01	)%R	(0.15	)%R
Year Ended 10/31/10	99,752	0.20	%R	N/A		0.31	%R	0.02	%R	(0.09	)%R
Year Ended 10/31/09	82,620	0.29%		0.25	%†	0.35%		0.23%		0.17%
Administrative Class
Year Ended 10/31/13	$17,298	0.08	%R†	N/A		0.36	%R	0.04	%R	(0.24	)%R
Year Ended 10/31/12	18,066	0.12	%R†	N/A		0.36	%R	0.05	%R	(0.19	)%R
Year Ended 10/31/11	19,118	0.16	%R†	N/A		0.37	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	20,567	0.19	%R	N/A		0.36	%R	0.03	%R	(0.14	)%R
Year Ended 10/31/09	68,846	0.34%		0.29	%†	0.40%		0.24%		0.18%
Advisory Class
Year Ended 10/31/13	$305,971	0.08	%R†	N/A		0.46	%R	0.04	%R	(0.34	)%R
Year Ended 10/31/12	221,443	0.12	%R†	N/A		0.46	%R	0.05	%R	(0.29	)%R
Year Ended 10/31/11	148,418	0.16	%R†	N/A		0.47	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/10	128,054	0.20	%R	N/A		0.46	%R	0.02	%R	(0.24	)%R
Year Ended 10/31/09	177,538	0.41	%†	0.37	%†	0.50%		0.19%		0.10%
Participant Class
Year Ended 10/31/13	$100	0.08	%R†	N/A		0.71	%R	0.04	%R	(0.59	)%R
Year Ended 10/31/12	100	0.12	%R†	N/A		0.71	%R	0.05	%R	(0.54	)%R
Year Ended 10/31/11	100	0.16	%R†	N/A		0.72	%R	0.01	%R	(0.55	)%R
Year Ended 10/31/10	100	0.20	%R	N/A		0.71	%R	0.02	%R	(0.49	)%R
Year Ended 10/31/09	100	0.44	%†	0.40	%†	0.75%		0.07%		(0.24)%
Cash Management Class
Year Ended 10/31/13	$52,948	0.08	%R†	N/A		0.36	%R	0.04	%R	(0.24	)%R
Year Ended 10/31/12	2,764	0.12	%R†	N/A		0.36	%R	0.05	%R	(0.19	)%R
Year Ended 10/31/11	1,092	0.16	%R†	N/A		0.37	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	1,644	0.18	%R	N/A		0.45	%R	0.04	%R	(0.23	)%R
Year Ended 10/31/09	3,119	0.42	%†	0.38	%†	0.55%		0.13%		0.00	%§

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.13%
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.09%
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.05%
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	1.000	0.04%
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
Participant Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
Cash Management Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/13	$64,687	0.09	%R	N/A		0.34	%R	0.01	%R	(0.24	)%R
Year Ended 10/31/12	230,332	0.06	%R	N/A		0.25	%R	0.01	%R	(0.18	)%R
Year Ended 10/31/11	593,158	0.11	%R	N/A		0.25	%R	0.01	%R	(0.13	)%R
Year Ended 10/31/10	561,488	0.14	%R	N/A		0.24	%R	0.02	%R	(0.08	)%R
Year Ended 10/31/09	637,586	0.19%		0.16%		0.26%		0.13%		0.06%
Institutional Select Class
Year Ended 10/31/13	$100	0.09	%R†	N/A		0.39	%R	0.01	%R	(0.29	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.30	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.30	%R	0.01	%R	(0.18	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.29	%R	0.01	%R	(0.13	)%R
Year Ended 10/31/09	100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
Investor Class
Year Ended 10/31/13	$100	0.09	%R†	N/A		0.44	%R	0.01	%R	(0.34	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.35	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/11	50,100	0.11	%R†	N/A		0.35	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/10	100	0.14	%R	N/A		0.34	%R	0.02	%R	(0.18	)%R
Year Ended 10/31/09	10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
Administrative Class
Year Ended 10/31/13	$100	0.09	%R†	N/A		0.49	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.40	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.40	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.39	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/09	100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
Advisory Class
Year Ended 10/31/13	$100	0.09	%R†	N/A		0.59	%R	0.01	%R	(0.49	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.50	%R	0.01	%R	(0.43	)%R
Year Ended 10/31/11	100	0.12	%R†	N/A		0.50	%R	0.00	%R§	(0.38	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.49	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/09	100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
Participant Class
Year Ended 10/31/13	$100	0.09	%R†	N/A		0.84	%R	0.01	%R	(0.74	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.75	%R	0.01	%R	(0.68	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.75	%R	0.01	%R	(0.63	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.74	%R	0.01	%R	(0.58	)%R
Year Ended 10/31/09	100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
Cash Management Class
Year Ended 10/31/13	$5,911	0.09	%R†	N/A		0.49	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/12	13,740	0.06	%R†	N/A		0.40	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/11	14,685	0.11	%R†	N/A		0.40	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/10	10,111	0.14	%R	N/A		0.48	%R	0.02	%R	(0.32	)%R
Year Ended 10/31/09	20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.08%
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.05%
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.04%
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
Participant Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Year Ended 10/31/13	$7,979,992	0.07	%R	N/A		0.21	%R	0.03	%R	(0.11	)%R
Year Ended 10/31/12	6,139,734	0.11	%R	N/A		0.21	%R	0.02	%R	(0.08	)%R
Year Ended 10/31/11	4,664,235	0.11	%R	N/A		0.22	%R	0.01	%R	(0.10	)%R
Year Ended 10/31/10	4,792,695	0.15	%R	N/A		0.21	%R	0.04	%R	(0.02	)%R
Year Ended 10/31/09	4,629,315	0.21%		0.15%		0.27%		0.10%		0.04%
Institutional Select Class
Year Ended 10/31/13	$323,555	0.07	%R†	N/A		0.26	%R	0.03	%R	(0.16	)%R
Year Ended 10/31/12	42,567	0.11	%R†	N/A		0.26	%R	0.02	%R	(0.13	)%R
Year Ended 10/31/11	80,104	0.11	%R†	N/A		0.27	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/10	100	0.16	%R	N/A		0.26	%R	0.03	%R	(0.07	)%R
Year Ended 10/31/09	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%		(0.01)%
Investor Class
Year Ended 10/31/13	$100	0.07	%R†	N/A		0.31	%R	0.03	%R	(0.21	)%R
Year Ended 10/31/12	100	0.11	%R†	N/A		0.31	%R	0.02	%R	(0.18	)%R
Year Ended 10/31/11	54,914	0.11	%R†	N/A		0.32	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	110	0.16	%R	N/A		0.31	%R	0.03	%R	(0.12	)%R
Year Ended 10/31/09	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%		(0.08)%
Administrative Class
Year Ended 10/31/13	$50	0.07	%R†	N/A		0.36	%R	0.03	%R	(0.26	)%R
Year Ended 10/31/12	1,863	0.11	%R†	N/A		0.36	%R	0.02	%R	(0.23	)%R
Year Ended 10/31/11	7,959	0.12	%R†	N/A		0.37	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	19,315	0.17	%R	N/A		0.36	%R	0.02	%R	(0.17	)%R
Year Ended 10/31/09	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%		(0.12)%
Advisory Class
Year Ended 10/31/13	$287,694	0.07	%R†	N/A		0.46	%R	0.03	%R	(0.36	)%R
Year Ended 10/31/12	221,433	0.11	%R†	N/A		0.46	%R	0.02	%R	(0.33	)%R
Year Ended 10/31/11	116,858	0.12	%R†	N/A		0.47	%R	0.00	%R§	(0.35	)%R
Year Ended 10/31/10	51,426	0.17	%R	N/A		0.46	%R	0.02	%R	(0.27	)%R
Year Ended 10/31/09	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%		(0.22)%
Participant Class
Year Ended 10/31/13	$105	0.07	%R†	N/A		0.71	%R	0.03	%R	(0.61	)%R
Year Ended 10/31/12	137	0.11	%R†	N/A		0.71	%R	0.02	%R	(0.58	)%R
Year Ended 10/31/11	129	0.12	%R†	N/A		0.72	%R	0.00	%R§	(0.60	)%R
Year Ended 10/31/10	127	0.17	%R	N/A		0.71	%R	0.02	%R	(0.52	)%R
Year Ended 10/31/09	128	0.29	%†	0.22	%†	0.78	%†	0.01%		(0.48)%
Cash Management Class
Year Ended 10/31/13	$104,164	0.07	%R†	N/A		0.36	%R	0.03	%R	(0.26	)%R
Year Ended 10/31/12	419,549	0.11	%R†	N/A		0.36	%R	0.02	%R	(0.23	)%R
Year Ended 10/31/11	315,795	0.12	%R†	N/A		0.37	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	257,495	0.18	%R	N/A		0.45	%R	0.01	%R	(0.26	)%R
Year Ended 10/31/09	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%		(0.27)%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Participant Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
Cash Management Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/13	0.01%	$3,371,706	0.07	%R	0.22	%R	0.01	%R	(0.14	)%R
Year Ended 10/31/12	0.01%	3,010,813	0.05	%R	0.21	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/11	0.01%	2,672,957	0.01	%R	0.26	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	0.05%	3,195	0.13	%R	0.78	%R	(0.01	)%R	(0.66	)%R
Year Ended 10/31/09	0.04%	33,422	0.11%		0.29%		0.04%		(0.14)%
Institutional Select Class
Year Ended 10/31/13	0.01%	$1,172	0.07	%R†	0.27	%R	0.01	%R	(0.19	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.26	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/11	0.01%	150	0.01	%R†	0.31	%R	0.00	%R§	(0.30	)%R
Year Ended 10/31/10	0.04%	100	0.14	%R	0.83	%R	(0.02	)%R	(0.71	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.40	%†	0.02%		(0.24)%
Investor Class
Year Ended 10/31/13	0.01%	$100	0.07	%R†	0.32	%R	0.01	%R	(0.24	)%R
Year Ended 10/31/12	0.01%	183	0.05	%R†	0.31	%R	0.01	%R	(0.25	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.36	%R	0.00	%R§	(0.35	)%R
Year Ended 10/31/10	0.03%	100	0.15	%R	0.88	%R	(0.03	)%R	(0.76	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.45	%†	0.02%		(0.29)%
Administrative Class
Year Ended 10/31/13	0.01%	$100	0.07	%R†	0.37	%R	0.01	%R	(0.29	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.36	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.41	%R	0.00	%R§	(0.40	)%R
Year Ended 10/31/10	0.03%	100	0.15	%R	0.93	%R	(0.03	)%R	(0.81	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.50	%†	0.02%		(0.34)%
Advisory Class
Year Ended 10/31/13	0.01%	$100	0.07	%R†	0.47	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.46	%R	0.01	%R	(0.40	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.51	%R	0.00	%R§	(0.50	)%R
Year Ended 10/31/10	0.02%	100	0.16	%R	1.02	%R	(0.04	)%R	(0.90	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.60	%†	0.02%		(0.44)%
Participant Class
Year Ended 10/31/13	0.01%	$100	0.07	%R†	0.72	%R	0.01	%R	(0.64	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.71	%R	0.01	%R	(0.65	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.76	%R	0.00	%R§	(0.75	)%R
Year Ended 10/31/10	0.01%	100	0.17	%R	1.28	%R	(0.05	)%R	(1.16	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.85	%†	0.02%		(0.69)%
Cash Management Class
Year Ended 10/31/13	0.01%	$149,890	0.07	%R†	0.37	%R	0.01	%R	(0.29	)%R
Year Ended 10/31/12	0.01%	169,144	0.05	%R†	0.36	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/11	0.01%	42,784	0.01	%R†	0.41	%R	0.00	%R§	(0.40	)%R
Year Ended 10/31/10	0.02%	15,661	0.17	%R	1.02	%R	(0.05	)%R	(0.90	)%R
Year Ended 10/31/09	0.02%	27,852	0.14	%†	0.61	%†	0.01%		(0.46)%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.12%
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		—		1.000	0.39%
Institutional Select Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.07%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.34%
Investor Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.29%
Administrative Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.25%
Advisory Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		—		1.000	0.19%
Participant Class
Year Ended 10/31/13	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		—		1.000	0.09%
Cash Management Class
Year Ended 10/31/13	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		—		1.000	0.16%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate From Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/13	$159,001	0.14	%R+	N/A		0.25	%R	0.01	%R+	(0.10	)%R	0.00	%§
Year Ended 10/31/12	581,969	0.14	%R+	N/A		0.22	%R	0.02	%R+	(0.06	)%R	0.00	%§
Year Ended 10/31/11	624,452	0.17	%R+	N/A		0.23	%R	0.06	%R+	0.00	%R§	0.00	%§
Year Ended 10/31/10	986,806	0.18	%R	N/A		0.22	%R	0.12	%R	0.08	%R	N/A
Year Ended 10/31/09	1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
Institutional Select Class
Year Ended 10/31/13	$100	0.14	%R+†	N/A		0.30	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/12	100	0.15	%R+†	N/A		0.27	%R	0.01	%R+	(0.11	)%R	0.00	%§
Year Ended 10/31/11	100	0.20	%R+†	N/A		0.28	%R	0.03	%R+	(0.05	)%R	0.00	%§
Year Ended 10/31/10	100	0.23	%R	N/A		0.27	%R	0.07	%R	0.03	%R	N/A
Year Ended 10/31/09	100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
Investor Class
Year Ended 10/31/13	$104	0.14	%R+†	N/A		0.35	%R	0.01	%R+	(0.20	)%R	0.00	%§
Year Ended 10/31/12	104	0.15	%R+†	N/A		0.32	%R	0.01	%R+	(0.16	)%R	0.00	%§
Year Ended 10/31/11	104	0.23	%R+†	N/A		0.33	%R	0.00	%R§+	(0.10	)%R	0.00	%§
Year Ended 10/31/10	1,366	0.27	%R	N/A		0.32	%R	0.03	%R	(0.02	)%R	N/A
Year Ended 10/31/09	5,966	0.29	%+	0.25	%+	0.36	%+†	0.25	%+	0.18	%+	0.01%
Administrative Class
Year Ended 10/31/13	$100	0.14	%R+†	N/A		0.40	%R	0.01	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/12	100	0.15	%R+†	N/A		0.37	%R	0.01	%R+	(0.21	)%R	0.00	%§
Year Ended 10/31/11	100	0.22	%R+†	N/A		0.38	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/10	100	0.29	%R	N/A		0.37	%R	0.01	%R	(0.07	)%R	N/A
Year Ended 10/31/09	100	0.33	%+†	0.29	%+†	0.40	%+	0.25	%+	0.18	%+	0.01%
Advisory Class
Year Ended 10/31/13	$7,596	0.14	%R+†	N/A		0.50	%R	0.01	%R+	(0.35	)%R	0.00	%§
Year Ended 10/31/12	7,640	0.15	%R+†	N/A		0.47	%R	0.01	%R+	(0.31	)%R	0.00	%§
Year Ended 10/31/11	6,409	0.21	%R+†	N/A		0.48	%R	0.02	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/10	6,213	0.29	%R	N/A		0.47	%R	0.01	%R	(0.17	)%R	N/A
Year Ended 10/31/09	4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18	%+	0.07	%+	0.01%
Participant Class
Year Ended 10/31/13	$13,193	0.14	%R+†	N/A		0.75	%R	0.01	%R+	(0.60	)%R	0.00	%§
Year Ended 10/31/12	14,127	0.15	%R+†	N/A		0.72	%R	0.01	%R+	(0.56	)%R	0.00	%§
Year Ended 10/31/11	18,505	0.21	%R+†	N/A		0.73	%R	0.02	%R+	(0.50	)%R	0.00	%§
Year Ended 10/31/10	17,929	0.29	%R	N/A		0.72	%R	0.01	%R	(0.42	)%R	N/A
Year Ended 10/31/09	15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11	%+	(0.14	)%+	0.01%
Cash Management Class
Year Ended 10/31/13	$32,704	0.14	%R+†	N/A		0.40	%R	0.01	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/12	650,822	0.15	%R+†	N/A		0.37	%R	0.01	%R+	(0.21	)%R	0.00	%§
Year Ended 10/31/11	625,170	0.22	%R+†	N/A		0.38	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/10	785,955	0.30	%R	N/A		0.47	%R	0.00	%R§	(0.17	)%R	N/A
Year Ended 10/31/09	944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19	%+	0.07	%+	0.01%

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios. (See Note I within the Notes to Financial Statements).

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

§  Amount is less than 0.005%.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

The accompanying notes are an integral part of the financial statements.

2013 Annual Report

October 31, 2013

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers seven different classes of shares for each of the Portfolios — Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2013 Annual Report

October 31, 2013

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value each Portfolio's investments as of October 31, 2013.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$254,550	$—	$254,550
Commercial Paper	—	294,064	—	294,064
Corporate Bond	—	19,316	—	19,316
Extendible Floating Rate Notes	—	227,197	—	227,197
Floating Rate Notes	—	187,899	—	187,899
Repurchase Agreements	—	1,076,400	—	1,076,400
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Municipal Bond	—	16,940	—	16,940
Weekly Variable Rate Bonds	—	403,440	—	403,440
Total Tax-Exempt Instruments	—	430,380	—	430,380
Time Deposit	—	40,000	—	40,000
Total Assets	$—	$2,529,806	$—	$2,529,806

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$6,790,188	$—	$6,790,188
Commercial Paper	—	3,294,142	—	3,294,142
Extendible Floating Rate Notes	—	1,598,228	—	1,598,228
Floating Rate Notes	—	1,196,009	—	1,196,009
Repurchase Agreements	—	10,581,700	—	10,581,700
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Commercial Paper	—	49,975	—	49,975
Daily Variable Rate Bond	—	19,940	—	19,940
Municipal Bond	—	18,725	—	18,725
Weekly Variable Rate Bonds	—	1,644,586	—	1,644,586
Total Tax-Exempt Instruments	—	1,768,226	—	1,768,226
Time Deposit	—	495,000	—	495,000
Total Assets	$—	$25,723,493	$—	$25,723,493
Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$7,885,978	$—	$7,885,978
Repurchase Agreements	—	14,840,480	—	14,840,480
Total Assets	$—	$22,726,458	$—	$22,726,458

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$59,049	$—	$59,049
U.S. Treasury Security	—	9,999	—	9,999
Total Assets	$—	$69,048	$—	$69,048

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$1,852,644	$—	$1,852,644
Repurchase Agreements	—	6,840,250	—	6,840,250
Total Assets	$—	$8,692,894	$—	$8,692,894

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$3,518,480	$—	$3,518,480
Total Assets	$—	$3,518,480	$—	$3,518,480

2013 Annual Report

October 31, 2013

Notes to Financial Statements (cont'd)

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$13,000	$—	$13,000
Daily Variable Rate Bonds	—	10,750	—	10,750
Floating Rate Note	—	5,000	—	5,000
Municipal Bonds & Notes	—	21,155	—	21,155
Put Option Bonds	—	23,170	—	23,170
Weekly Variable Rate Bonds	—	139,490	—	139,490
Total Tax-Exempt Instruments	—	212,565	—	212,565
Total Assets	$—	$212,565	$—	$212,565

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the Portfolios did not have any investments transfer between investment levels.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory and/or administration fees and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratio
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35
	Maximum Expense Ratio
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees (the "Board") acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to the extent a Portfolio's total expenses exceed total income on a daily basis. For the year ended October 31, 2013, the

2013 Annual Report

October 31, 2013

Notes to Financial Statements (cont'd)

Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$1,699
Prime	11,435
Government	23,715
Government Securities	531
Treasury	10,674
Treasury Securities	4,431
Tax-Exempt	794

The Adviser entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios with advisory services, subject to the overall supervision of the Adviser and the Portfolios' Officers and Trustees. The Adviser paid the Sub-Adviser, on a monthly basis, a portion of the net advisory fees the Adviser receives from the Portfolios.

The Board voted to terminate the Sub-Advisory Agreement on December 5, 2012.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

For the year ended October 31, 2013, the Portfolios had administration fees waived as follows:

Portfolio	Administration Fees Waived (000)
Government	$702
Government Securities	11
Treasury	739
Treasury Securities	250
Tax-Exempt	34

D. Distribution and Services and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly service fee at an annual rate of up to 0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has agreed to reduce its distribution fees to the extent total expenses exceed total income on a daily basis for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Trustees approved changing the dividend disbursing and transfer agent to Boston Financial Data Services, Inc.

In addition, effective July 1, 2013, Morgan Stanley Services, as Co-Transfer Agent, provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of

2013 Annual Report

October 31, 2013

Notes to Financial Statements (cont'd)

the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

	2013 Distributions Paid From:				2012 Distributions Paid From:
Portfolio	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$2,990		$—	$—	$4,547		$—	$—
Prime	21,289		—	—	27,982		—	—
Government	8,678		—	—	5,223		—	—
Government Securities	21		—	—	41		—	—
Treasury	2,455		—	—	1,511		—	—
Treasury Securities	316		—	—	298		—	—
Tax-Exempt	—	@	87	—	—	@	177	—

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2013:

Portfolio	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)		Paid-in- Capital (000)
Money Market	$( @)	$	@	$—
Prime	(79)		(7)	86
Government	(122)		(9)	131
Government Securities	(6)		(4)	10
Treasury	(60)		1	59
Treasury Securities	(@)		@	—
Tax-Exempt	(@)		@	—

@ Amount is less than $500.

At October 31, 2013 the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$173	$—	$—
Prime	576	—	—
Government	376	—	—
Government Securities	3	—	—
Treasury	95	—	—
Treasury Securities	25	—	—
Tax-Exempt	—	43	—

The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. At October 31, 2013, the cost of investments for each Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$2,529,806
Prime	25,723,493
Government	22,726,458
Government Securities	69,048
Treasury	8,692,894
Treasury Securities	3,518,480
Tax-Exempt	212,565

At October 31, 2013, the following Portfolios had available for Federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Treasury	$91
Treasury Securities	27

2013 Annual Report

October 31, 2013

Notes to Financial Statements (cont'd)

In addition, at October 31, 2013, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$59	$—	$40	$99
Tax-Exempt	—	29	—	29

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2013, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$6
Government Securities	5
Tax-Exempt	@

@ Amount is less than $500.

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Government Portfolio during the year ended October 31, 2013 is as follows:

Portfolio	Value October 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value October 31, 2013 (000)
Tax-Exempt	$—	$66,600	$66,600	$1	$—

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the year ended October 31, 2013, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Government Portfolio.

The following Portfolios had transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for the year ended October 31, 2013:

Portfolio	Value October 31, 2012 (000)	Purchases at Cost** (000)	Sales** (000)	Interest Income** (000)	Value October 31, 2013 (000)
Prime	$—	$3,500,000	$3,400,000	$11	$100,000	*
Government	400,000	20,000,000	20,000,000	43	400,000	*

*  Citigroup, Inc., and its affiliated broker-dealers ceased to be affiliates of the Fund pursuant to Section 17 of the Act, as of July 1, 2013.

**  Data represents transactions through June 30, 2013.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other (unaudited): At October 31, 2013, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	42%	17%	23%	44%
Institutional Select Class	—	90%	81%	—
Investor Class	99%	99%	99%	—
Administrative Class	—	98%	99%	—
Advisory Class	92%	80%	93%	—
Participant Class	97%	82%	—	—
Cash Management Class	—	—	—	—
	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	26%	10%	39%
Institutional Select Class	92%	91%	—
Investor Class	—	—	—
Administrative Class	—	—	—
Advisory Class	98%	—	99%
Participant Class	—	—	91%
Cash Management Class	—	—	—

2013 Annual Report

October 31, 2013

Notes to Financial Statements (cont'd)

J. Accounting Pronouncements: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolios, management expects that the impact of the Portfolios' adoption will be limited to additional financial statement disclosures.

In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolios' financial statements.

2013 Annual Report

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Institutional Liquidity Funds:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Tax-Exempt Portfolio (collectively, the "Portfolios") (seven of the portfolios comprising the Morgan Stanley Institutional Liquidity Funds, including the portfolios of investments, ) as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned seven portfolios comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2013

2013 Annual Report

October 31, 2013

Federal Income Tax Information (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended October 31, 2013.

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt dividends:

Portfolio	Tax-Exempt Percentage
Tax-Exempt	99.95%

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended October 31, 2013.

Each of the applicable Portfolios may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

Portfolio	Interest Related Dividends	Short-Term Capital Gain Dividends
Money Market	$2,990,888	$—
Prime	21,288,999	—
Government	8,678,988	—
Government Securities	21,450	—
Treasury	2,454,948	—
Treasury Securities	316,733	—
Tax-Exempt	87,455	—

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

2013 Annual Report

October 31, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

2013 Annual Report

October 31, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2013 Annual Report

October 31, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (888) 378-1630
Monday–Friday between 8a.m. and 5p.m. (EST)

• Writing to us at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2013 Annual Report

October 31, 2013

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Frank L. Bowman (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				101

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the U.S. Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board;

Michael Bozic (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor and a member of the advisory board of American Road Group LLC (retail) (since June 2000); Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006- September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991- July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				103	Trustee and member of the Hillsdale College Board of Trustees
Kathleen A. Dennis (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	101	Director of various non-profit organizations.
Dr. Manuel H. Johnson (64) c/o Johnson Smick International, Inc. 220 I Street, N.E. Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	103	Director of NVR, Inc. (home construction).
Joseph J. Kearns (71) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	104	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

2013 Annual Report

October 31, 2013

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Michael F. Klein (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	101	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (77) 522 Fifth Avenue New York, NY 10036	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	103	None.
W. Allen Reed (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	101	Director of Temple- Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (81) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	104	Trustee and Director of certain investment compaines in the JP Morgan Fund Complex.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (65) One New York Plaza, New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	102	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  The Fund Complex includes (as of December 31, 2012) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

2013 Annual Report

October 31, 2013

Trustee and Officer Information (unaudited) (cont'd)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (51) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer — Money Market and Liquidity Funds	Since September 2010

President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Chief Operating Officer of Morgan Stanley Investment Management's Traditional Asset Management business, including Long-only, Alternative Investment Partners and Global Liquidity (since February 2013); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of the Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (40) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since May 2010

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997).
Francis J. Smith (48) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).
Mary E. Mullin (46) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  Each officer serves an indefinite term, until his or her successor is elected.

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company Inc.
522 Fifth Avenue
New York, NY 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFANN
772265 Exp 12.31.14

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2013

	Registrant			Covered Entities(1)
Audit Fees		$213,178		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$22,141	(3)	$96,000	(4)
All Other Fees	$			$6,883,455	(5)
Total Non-Audit Fees		$22,141		$6,979,455

Total		$235,319		$6,979,455

2012

	Registrant			Covered Entities(1)
Audit Fees		$172,900		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$19,880	(3)	$201,000	(4)
All Other Fees	$			$854,099	(5)
Total Non-Audit Fees		$19,880		$1,055,099

Total		$192,780		$1,055,099

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                     Not applicable.

(g)                    See table above.

(h)                   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)         The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds, Inc.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
December 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2013